                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville,
                                         Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, Illinois
                                         60563-2787

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through October 31, 2005

ITEM 1. REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).



CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Annual Report October 31, 2005



(LOGO)
CALAMOS INVESTMENTS(R)

Table of Contents

President's Letter .........................................     1
Performance ................................................     3
Schedule of Investments ....................................     5
Statement of Assets and Liabilities ........................    12
Statement of Operations ....................................    13
Statement of Changes In Net Assets .........................    14
Notes to Financial Statements ..............................    15
Financial Highlights .......................................    22
Report of Independent Registered Public Accounting Firm ....    23
Tax Information ............................................    24
Trustee Approval of Management Agreement ...................    25
Trustees & Officers ........................................    28

President's Letter

[PHOTO OF JOHN P. CALAMOS]

Dear Shareholder,

Thank you for your investment in the CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (CHI). We submit for your review this annual shareholder report for the 12-month period ended October 31, 2005.

As a reminder, the Fund blends convertible and high-yield securities in a portfolio designed to provide a consistent, attractive monthly distribution while providing investors with some exposure to the upside potential of the equity markets. Because convertible and high-yield securities tend to follow the movements of their companies' equity counterparts more than traditional fixed income securities, the Fund can be viewed as having a significant income component, yet with equity sensitivity.

================================================================================
For up-to-date information on Calamos Convertible Opportunities and Income Fund, please visit www.calamos.com. Here you will find timely portfolio details, our outlook, and special reports.
================================================================================

During the 12-month period, the Fund produced a total return of 6.69% at net asset value (NAV), comparing favorably with the annual total return of the convertible market (as represented by the Merrill Lynch Yield Alternatives Index, which declined by -0.76%), and the high-yield market (as represented by the CSFB High Yield Index, which returned 3.53%). The Fund's market price (which is determined by the secondary market and may be higher or lower than the Fund's
NAV) surpassed these annual returns with a total return gain of 10.40%. During this period, the Fund delivered a total of $1.825 per share in monthly distributions to shareholders, comprised of earned income and short-term capital gains. In addition, the Fund paid a long-term capital gains distribution of $1.036 in January 2005, reflecting the capacity for the Fund's holdings to not only generate income, but to also experience capital appreciation.

One important development during the year came in June 2005, when we announced the Fund's adoption of a level rate distribution policy. In our opinion, a level rate policy combined with an attractive monthly distribution will benefit long-term investors in the Fund, as we believe that closed-end fund investors consider consistent and significant distributions to be an important component of their long-term total-return goals. (If any distribution exceeds the Fund's net investment company taxable income, the excess will generally be a tax-free return of capital.)

As portfolio managers, our job is to focus on delivering to shareholders an attractive long-term total return, which includes a consistent monthly distribution. We believe that by combining convertible- and corporate fixed-income securities that provide significant income as well as exposure to the equity market's upside potential, we can offer our shareholders the potential for long-term wealth creation in a manner consistent with our focus on risk management. Looking ahead, we will strive to deliver to shareholders a dependable distribution that contributes to the Fund's total return while providing current income and limiting downside exposure.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

The views expressed in this report reflect those of Calamos Advisors LLC through December 16, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the fund.

                                     Convertible Opportunities and Income Fund
                                              President's Letter ANNUAL REPORT 1

President's Letter

A convenient means to accumulate more shares is via the Fund's dividend reinvestment plan. The plan offers current shareholders an efficient method of purchasing additional shares with a potential for cost savings. For example, if the Fund's shares are trading at a premium, dividends will be automatically reinvested through the plan at NAV or 95% of the market price, whichever is greater; if shares are trading at a discount, dividends will be reinvested by purchasing shares at the market price, below NAV. Please see the Fund's dividend reinvestment plan for more information.

We appreciate your investment in the CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND, and look forward to serving your long-term investment plan in the coming months and years ahead. For up-to-date information on the Fund, details of its dividend reinvestment plan, and other information including our market outlook, please visit www.calamos.com.

Sincerely,

/s/ JOHN P. CALAMOS
----------------------------
JOHN P. CALAMOS, SR.
Chairman, Chief Executive Officer and Co-Chief Investment Officer

  Convertible Opportunities and Income Fund
2 ANNUAL REPORT President's Letter

Performance

LONG-TERM PERFORMANCE: TOTAL RETURN AS OF OCTOBER 31, 2005

                                  [BAR CHART]

                             1 Year (as of 10/31/05)          Since Inception*
                             -----------------------          ----------------
CHI Market Price                     10.40%                        21.34%
CHI NAV                               6.69%                        17.19%
VYLD(1)                              -0.76%                         8.19%
CSHY(2)                               3.53%                        12.60%

* Since inception index data shown above is from 7/1/2002, because comparative index data is available only for full monthly periods. The Fund's since inception data is from the Fund's actual inception date, 6/26/2002.

(1) The Merrill Lynch Yield Alternatives Index (VYLD) is comprised of convertible issues of greater than $50 million aggregate market value at issuance and typically with more bond-like attributes and lower equity sensitivity. Source: Russell/Mellon Analytical Services LLC.

(2) The CSFB High Yield Index (CSHY) is an unmanaged index of high yield debt securities. Source: Russell/Mellon Analytical Services LLC.

SINCE INCEPTION NAV AND MARKET PRICE HISTORY AS OF OCTOBER 31, 2005

                                  [LINE GRAPH]

           NAV             MARKET VALUE
06/26/02  14.33  06/26/02     15.00
06/27/02  14.33  06/27/02     15.02
06/28/02  14.30  06/28/02     15.03
07/01/02  14.30  07/01/02     15.05
07/02/02  14.29  07/02/02     15.01
07/03/02  14.28  07/03/02     15.05
07/05/02  14.30  07/05/02     15.04
07/08/02  14.31  07/08/02     15.05
07/09/02  14.31  07/09/02     15.05
07/10/02  14.28  07/10/02     15.00
07/11/02  14.29  07/11/02     15.00
07/12/02  14.31  07/12/02     15.00
07/15/02  14.33  07/15/02     15.00
07/16/02  14.37  07/16/02     15.00
07/17/02  14.30  07/17/02     15.04
07/18/02  14.22  07/18/02     15.04
07/19/02  14.16  07/19/02     15.00
07/22/02  14.12  07/22/02     15.03
07/23/02  13.99  07/23/02     15.00
07/24/02  13.95  07/24/02     15.01
07/25/02  13.91  07/25/02     15.01
07/26/02  13.87  07/26/02     15.00
07/29/02  13.93  07/29/02     15.01

           NAV             MARKET VALUE
07/30/02  13.97  07/30/02     15.00
07/31/02  13.97  07/31/02     15.00
08/01/02  13.93  08/01/02     15.01
08/02/02  13.89  08/02/02     15.00
08/05/02  13.82  08/05/02     14.75
08/06/02  13.81  08/06/02     14.71
08/07/02  13.84  08/07/02     14.60
08/08/02  13.88  08/08/02     14.61
08/09/02  13.86  08/09/02     14.70
08/12/02  13.86  08/12/02     14.95
08/13/02  13.79  08/13/02     14.95
08/14/02  13.82  08/14/02     15.00
08/15/02  13.79  08/15/02     14.82
08/16/02  13.77  08/16/02     14.92
08/19/02  13.85  08/19/02     14.95
08/20/02  13.88  08/20/02     14.93
08/21/02  14.02  08/21/02     14.90
08/22/02  14.16  08/22/02     14.81
08/23/02  14.11  08/23/02     14.85
08/26/02  14.26  08/26/02     14.95
08/27/02  14.24  08/27/02     14.91
08/28/02  14.22  08/28/02     15.00
08/29/02  14.24  08/29/02     15.11
08/30/02  14.26  08/30/02     15.12
09/03/02  14.19  09/03/02     14.95
09/04/02  14.26  09/04/02     15.18
09/05/02  14.17  09/05/02     15.10
09/06/02  14.24  09/06/02     15.23
09/09/02  14.29  09/09/02     15.05
09/10/02  14.31  09/10/02     15.05
09/11/02  14.37  09/11/02     15.14

           NAV             MARKET VALUE
09/12/02  14.33  09/12/02     15.15
09/13/02  14.16  09/13/02     15.20
09/16/02  14.07  09/16/02     15.20
09/17/02  14.03  09/17/02     15.04
09/18/02  13.98  09/18/02     15.05
09/19/02  13.68  09/19/02     15.10
09/20/02  13.66  09/20/02     15.01
09/23/02  13.51  09/23/02     14.90
09/24/02  13.37  09/24/02     14.65
09/25/02  13.44  09/25/02     14.98
09/26/02  13.50  09/26/02     14.85
09/27/02  13.42  09/27/02     14.69
09/30/02  13.39  09/30/02     14.26
10/01/02  13.45  10/01/02     14.45
10/02/02  13.40  10/02/02     14.55
10/03/02  13.34  10/03/02     14.56
10/04/02  13.25  10/04/02     14.51
10/07/02  13.17  10/07/02     14.42
10/08/02  13.04  10/08/02     14.40
10/09/02  12.78  10/09/02     14.11
10/10/02  12.84  10/10/02     13.24
10/11/02  13.01  10/11/02     14.15
10/14/02  13.01  10/14/02     14.17
10/15/02  13.25  10/15/02     14.36
10/16/02  12.98  10/16/02     14.00
10/17/02  13.04  10/17/02     13.90
10/18/02  13.02  10/18/02     14.30
10/21/02  13.09  10/21/02     14.10
10/22/02  13.12  10/22/02     13.90
10/23/02  13.18  10/23/02     14.23
10/24/02  13.35  10/24/02     14.10

           NAV             MARKET VALUE
10/25/02  13.37  10/25/02     14.00
10/28/02  13.39  10/28/02     14.03
10/29/02  13.33  10/29/02     13.89
10/30/02  13.44  10/30/02     14.01
10/31/02  13.56  10/31/02     14.20
11/01/02  13.66  11/01/02     14.14
11/04/02  13.80  11/04/02     14.25
11/05/02  13.84  11/05/02     14.50
11/06/02  14.03  11/06/02     14.66
11/07/02  13.98  11/07/02     14.63
11/08/02  13.94  11/08/02     14.93
11/11/02  13.82  11/11/02     14.90
11/12/02  13.83  11/12/02     14.88
11/13/02  13.87  11/13/02     15.00
11/14/02  13.98  11/14/02     14.90
11/15/02  14.05  11/15/02     15.18
11/18/02  14.09  11/18/02     14.94
11/19/02  14.09  11/19/02     15.09
11/20/02  14.23  11/20/02     15.02
11/21/02  14.48  11/21/02     15.30
11/22/02  14.59  11/22/02     15.30
11/25/02  14.74  11/25/02     15.40
11/26/02  14.70  11/26/02     15.42
11/27/02  14.85  11/27/02     15.75
11/29/02  14.85  11/29/02     15.79
11/30/02  14.85  11/30/02     15.79
12/02/02  15.00  12/02/02     15.70
12/03/02  14.87  12/03/02     15.82
12/04/02  14.78  12/04/02     15.55
12/05/02  14.76  12/05/02     15.78
12/06/02  14.79  12/06/02     15.72

           NAV             MARKET VALUE
12/09/02  14.58  12/09/02     15.60
12/10/02  14.57  12/10/02     15.60
12/11/02  14.67  12/11/02     15.43
12/12/02  14.70  12/12/02     15.63
12/13/02  14.73  12/13/02     15.69
12/16/02  14.79  12/16/02     15.65
12/17/02  14.80  12/17/02     15.75
12/18/02  14.77  12/18/02     15.75
12/19/02  14.77  12/19/02     15.88
12/20/02  14.80  12/20/02     15.80
12/23/02  14.83  12/23/02     15.71
12/24/02  14.82  12/24/02     15.80
12/26/02  14.82  12/26/02     15.89
12/27/02  14.63  12/27/02     16.00
12/30/02  14.64  12/30/02     15.96
12/31/02  14.68  12/31/02     16.03
01/02/03  14.82  01/02/03     16.00
01/03/03  14.89  01/03/03     16.23
01/06/03  15.07  01/06/03     16.38
01/07/03  15.15  01/07/03     16.45
01/08/03  15.18  01/08/03     16.21
01/09/03  15.29  01/09/03     16.19
01/10/03  15.38  01/10/03     16.30
01/13/03  15.43  01/13/03     16.21
01/14/03  15.48  01/14/03     16.42
01/15/03  15.43  01/15/03     16.29
01/16/03  15.45  01/16/03     16.26
01/17/03  15.37  01/17/03     16.08
01/21/03  15.31  01/21/03     16.37
01/22/03  15.27  01/22/03     16.38
01/23/03  15.34  01/23/03     16.50

           NAV             MARKET VALUE
01/24/03  15.31  01/24/03     16.43
01/27/03  15.22  01/27/03     16.42
01/28/03  15.25  01/28/03     16.56
01/29/03  15.24  01/29/03     16.80
01/30/03  15.21  01/30/03     16.60
01/31/03  15.25  01/31/03     16.64
02/03/03  15.27  02/03/03     16.60
02/04/03  15.24  02/04/03     16.53
02/05/03  15.21  02/05/03     16.32
02/06/03  15.17  02/06/03     16.53
02/07/03  15.16  02/07/03     16.60
02/10/03  15.18  02/10/03     16.61
02/11/03  15.21  02/11/03     16.47
02/12/03  15.20  02/12/03     16.47
02/13/03  15.06  02/13/03     16.35
02/14/03  15.08  02/14/03     16.53
02/18/03  15.15  02/18/03     16.67
02/19/03  15.18  02/19/03     16.36
02/20/03  15.22  02/20/03     16.48
02/21/03  15.24  02/21/03     16.41
02/24/03  15.23  02/24/03     16.38
02/25/03  15.19  02/25/03     16.12
02/26/03  15.21  02/26/03     16.39
02/27/03  15.28  02/27/03     16.51
02/28/03  15.39  02/28/03     16.41
03/03/03  15.41  03/03/03     16.35
03/04/03  15.33  03/04/03     16.42
03/05/03  15.37  03/05/03     16.46
03/06/03  15.32  03/06/03     16.45
03/07/03  15.32  03/07/03     16.49
03/10/03  15.31  03/10/03     16.39

           NAV             MARKET VALUE
03/11/03  15.29  03/11/03     16.25
03/12/03  15.35  03/12/03     16.42
03/13/03  15.41  03/13/03     16.43
03/14/03  15.32  03/14/03     16.22
03/17/03  15.44  03/17/03     16.20
03/18/03  15.53  03/18/03     16.31
03/19/03  15.54  03/19/03     15.87
03/20/03  15.55  03/20/03     15.95
03/21/03  15.66  03/21/03     16.10
03/24/03  15.58  03/24/03     15.80
03/25/03  15.66  03/25/03     15.74
03/26/03  15.71  03/26/03     15.96
03/27/03  15.71  03/27/03     16.25
03/28/03  15.75  03/28/03     16.41
03/31/03  15.78  03/31/03     16.11
04/01/03  15.82  04/01/03     16.34
04/02/03  15.99  04/02/03     16.55
04/03/03  16.01  04/03/03     16.62
04/04/03  16.07  04/04/03     16.71
04/07/03  16.14  04/07/03     16.73
04/08/03  16.10  04/08/03     16.75
04/09/03  16.06  04/09/03     16.76
04/10/03  16.08  04/10/03     16.69
04/11/03  16.07  04/11/03     16.85
04/14/03  16.15  04/14/03     16.85
04/15/03  16.06  04/15/03     16.89
04/16/03  16.11  04/16/03     16.63
04/17/03  16.22  04/17/03     16.60
04/21/03  16.27  04/21/03     16.63
04/22/03  16.42  04/22/03     16.68
04/23/03  16.58  04/23/03     16.70

           NAV             MARKET VALUE
04/24/03  16.62  04/24/03     16.73
04/25/03  16.64  04/25/03     16.78
04/28/03  16.73  04/28/03     16.72
04/29/03  16.82  04/29/03     16.77
04/30/03  16.94  04/30/03     16.83
05/01/03  16.95  05/01/03     16.89
05/02/03  17.06  05/02/03     17.04
05/05/03  17.11  05/05/03     17.28
05/06/03  17.14  05/06/03     17.29
05/07/03  17.13  05/07/03     17.20
05/08/03  17.08  05/08/03     17.21
05/09/03  17.14  05/09/03     17.25
05/12/03  17.23  05/12/03     17.44
05/13/03  17.26  05/13/03     17.35
05/14/03  17.25  05/14/03     17.43
05/15/03  17.27  05/15/03     17.38
05/16/03  17.29  05/16/03     17.58
05/19/03  17.12  05/19/03     17.20
05/20/03  17.08  05/20/03     17.35
05/21/03  17.03  05/21/03     17.34
05/22/03  17.08  05/22/03     17.36
05/23/03  17.07  05/23/03     17.24
05/27/03  17.16  05/27/03     17.31
05/28/03  17.17  05/28/03     17.52
05/29/03  17.28  05/29/03     17.61
05/30/03  17.36  05/30/03     17.85
06/02/03  17.44  06/02/03     18.20
06/03/03  17.42  06/03/03     18.14
06/04/03  17.50  06/04/03     18.18
06/05/03  17.58  06/05/03     18.23
06/06/03  17.60  06/06/03     18.30

           NAV             MARKET VALUE
06/09/03  17.59  06/09/03     18.48
06/10/03  17.63  06/10/03     18.70
06/11/03  17.70  06/11/03     19.12
06/12/03  17.73  06/12/03     18.99
06/13/03  17.56  06/13/03     18.37
06/16/03  17.65  06/16/03     18.64
06/17/03  17.72  06/17/03     18.93
06/18/03  17.73  06/18/03     19.00
06/19/03  17.68  06/19/03     18.98
06/20/03  17.65  06/20/03     19.00
06/23/03  17.59  06/23/03     18.40
06/24/03  17.57  06/24/03     17.90
06/25/03  17.59  06/25/03     18.15
06/26/03  17.60  06/26/03     18.35
06/27/03  17.54  06/27/03     18.25
06/30/03  17.55  06/30/03     18.43
07/01/03  17.54  07/01/03     18.40
07/02/03  17.60  07/02/03     18.55
07/03/03  17.61  07/03/03     18.75
07/07/03  17.64  07/07/03     18.75
07/08/03  17.68  07/08/03     18.70
07/09/03  17.69  07/09/03     18.70
07/10/03  17.64  07/10/03     18.69
07/11/03  17.67  07/11/03     18.98
07/14/03  17.72  07/14/03     18.99
07/15/03  17.72  07/15/03     18.86
07/16/03  17.57  07/16/03     18.40
07/17/03  17.51  07/17/03     18.30
07/18/03  17.54  07/18/03     18.40
07/21/03  17.52  07/21/03     18.00
07/22/03  17.57  07/22/03     17.85

           NAV             MARKET VALUE
07/23/03  17.57  07/23/03     18.05
07/24/03  17.53  07/24/03     18.35
07/25/03  17.57  07/25/03     18.55
07/28/03  17.59  07/28/03     18.30
07/29/03  17.53  07/29/03     17.86
07/30/03  17.45  07/30/03     18.20
07/31/03  17.43  07/31/03     18.39
08/01/03  17.39  08/01/03     18.18
08/04/03  17.41  08/04/03     17.96
08/05/03  17.27  08/05/03     17.81
08/06/03  17.20  08/06/03     17.75
08/07/03  17.14  08/07/03     17.89
08/08/03  17.11  08/08/03     18.17
08/11/03  17.13  08/11/03     18.25
08/12/03  17.17  08/12/03     18.47
08/13/03  17.13  08/13/03     18.45
08/14/03  16.97  08/14/03     18.25
08/15/03  16.98  08/15/03     18.10
08/18/03  17.00  08/18/03     18.00
08/19/03  17.06  08/19/03     18.03
08/20/03  17.12  08/20/03     18.36
08/21/03  17.18  08/21/03     18.18
08/22/03  17.18  08/22/03     18.19
08/25/03  17.19  08/25/03     18.13
08/26/03  17.24  08/26/03     17.86
08/27/03  17.27  08/27/03     18.26
08/28/03  17.33  08/28/03     18.41
08/29/03  17.38  08/29/03     18.48
09/02/03  17.49  09/02/03     18.45
09/03/03  17.55  09/03/03     18.20
09/04/03  17.59  09/04/03     18.49

           NAV             MARKET VALUE
09/05/03  17.57  09/05/03     18.80
09/08/03  17.56  09/08/03     18.90
09/09/03  17.58  09/09/03     18.92
09/10/03  17.54  09/10/03     18.90
09/11/03  17.54  09/11/03     19.00
09/12/03  17.61  09/12/03     19.00
09/15/03  17.60  09/15/03     18.87
09/16/03  17.47  09/16/03     18.64
09/17/03  17.50  09/17/03     18.68
09/18/03  17.56  09/18/03     18.83
09/19/03  17.57  09/19/03     18.74
09/22/03  17.55  09/22/03     18.78
09/23/03  17.60  09/23/03     18.43
09/24/03  17.56  09/24/03     18.56
09/25/03  17.54  09/25/03     18.86
09/26/03  17.54  09/26/03     18.77
09/29/03  17.59  09/29/03     18.88
09/30/03  17.60  09/30/03     18.98
10/01/03  17.67  10/01/03     19.15
10/02/03  17.68  10/02/03     19.20
10/03/03  17.70  10/03/03     19.20
10/06/03  17.80  10/06/03     19.16
10/07/03  17.84  10/07/03     19.29
10/08/03  17.86  10/08/03     19.33
10/09/03  17.85  10/09/03     19.48
10/10/03  17.90  10/10/03     19.46
10/13/03  17.91  10/13/03     19.58
10/14/03  17.93  10/14/03     19.64
10/15/03  17.98  10/15/03     19.53
10/16/03  17.90  10/16/03     19.65
10/17/03  17.90  10/17/03     19.47

           NAV             MARKET VALUE
10/20/03  17.92  10/20/03     19.66
10/21/03  17.94  10/21/03     19.43
10/22/03  17.91  10/22/03     19.46
10/23/03  17.85  10/23/03     19.27
10/24/03  17.88  10/24/03     19.40
10/27/03  17.91  10/27/03     19.59
10/28/03  17.98  10/28/03     19.70
10/29/03  17.98  10/29/03     19.68
10/30/03  18.01  10/30/03     19.58
10/31/03  18.01  10/31/03     19.60
11/03/03  18.02  11/03/03     19.83
11/04/03  18.06  11/04/03     20.00
11/05/03  18.05  11/05/03     20.00
11/06/03  18.07  11/06/03     20.08
11/07/03  18.10  11/07/03     20.12
11/10/03  18.07  11/10/03     19.90
11/11/03  18.06  11/11/03     19.94
11/12/03  18.14  11/12/03     20.07
11/13/03  18.04  11/13/03     19.94
11/14/03  17.94  11/14/03     20.08
11/17/03  17.90  11/17/03     19.94
11/18/03  17.91  11/18/03     19.68
11/19/03  17.90  11/19/03     19.43
11/20/03  17.95  11/20/03     19.32
11/21/03  17.97  11/21/03     19.41
11/24/03  18.01  11/24/03     19.80
11/25/03  18.09  11/25/03     20.10
11/26/03  18.08  11/26/03     20.29
11/28/03  18.12  11/28/03     20.39
12/01/03  18.18  12/01/03     20.51
12/02/03  18.24  12/02/03     20.57

           NAV             MARKET VALUE
12/03/03  18.28  12/03/03     20.84
12/04/03  18.30  12/04/03     20.46
12/05/03  18.32  12/05/03     20.59
12/08/03  18.27  12/08/03     20.77
12/09/03  18.27  12/09/03     20.70
12/10/03  17.70  12/10/03     19.93
12/11/03  17.74  12/11/03     20.19
12/12/03  17.72  12/12/03     19.93
12/15/03  17.75  12/15/03     20.05
12/16/03  17.79  12/16/03     19.96
12/17/03  17.83  12/17/03     19.90
12/18/03  17.87  12/18/03     20.00
12/19/03  17.92  12/19/03     20.05
12/22/03  18.00  12/22/03     20.26
12/23/03  18.01  12/23/03     20.85
12/24/03  18.07  12/24/03     21.26
12/26/03  18.04  12/26/03     21.07
12/29/03  17.92  12/29/03     20.76
12/30/03  17.98  12/30/03     20.81
12/31/03  18.01  12/31/03     21.00
01/02/04  18.00  01/02/04     20.76
01/05/04  18.19  01/05/04     20.79
01/06/04  18.33  01/06/04     21.10
01/07/04  18.35  01/07/04     20.84
01/08/04  18.41  01/08/04     20.81
01/09/04  18.47  01/09/04     20.69
01/12/04  18.43  01/12/04     21.19
01/13/04  18.42  01/13/04     21.23
01/14/04  18.43  01/14/04     21.11
01/15/04  18.43  01/15/04     21.04
01/16/04  18.44  01/16/04     21.28

           NAV             MARKET VALUE
01/20/04  18.51  01/20/04     21.65
01/21/04  18.55  01/21/04     21.35
01/22/04  18.59  01/22/04     21.45
01/23/04  18.52  01/23/04     21.13
01/26/04  18.55  01/26/04     21.02
01/27/04  18.53  01/27/04     20.33
01/28/04  18.37  01/28/04     20.40
01/29/04  18.32  01/29/04     21.00
01/30/04  18.29  01/30/04     21.31
02/02/04  18.23  02/02/04     20.71
02/03/04  18.21  02/03/04     20.84
02/04/04  18.09  02/04/04     20.75
02/05/04  18.03  02/05/04     20.69
02/06/04  18.17  02/06/04     20.84
02/09/04  18.22  02/09/04     21.24
02/10/04  18.24  02/10/04     21.02
02/11/04  18.21  02/11/04     20.70
02/12/04  18.19  02/12/04     20.47
02/13/04  18.17  02/13/04     20.35
02/17/04  18.25  02/17/04     20.47
02/18/04  18.25  02/18/04     20.72
02/19/04  18.21  02/19/04     20.66
02/20/04  18.12  02/20/04     20.44
02/23/04  18.10  02/23/04     19.71
02/24/04  18.06  02/24/04     19.22
02/25/04  18.08  02/25/04     19.53
02/26/04  18.09  02/26/04     19.71
02/27/04  18.18  02/27/04     19.82
03/01/04  18.28  03/01/04     20.05
03/02/04  18.26  03/02/04     20.19
03/03/04  18.24  03/03/04     20.02

           NAV             MARKET VALUE
03/04/04  18.29  03/04/04     19.63
03/05/04  18.39  03/05/04     19.72
03/08/04  18.31  03/08/04     19.90
03/09/04  18.30  03/09/04     19.94
03/10/04  18.18  03/10/04     20.20
03/11/04  17.95  03/11/04     20.02
03/12/04  17.99  03/12/04     20.02
03/15/04  17.91  03/15/04     19.74
03/16/04  17.95  03/16/04     19.60
03/17/04  18.01  03/17/04     19.65
03/18/04  18.00  03/18/04     19.40
03/19/04  17.98  03/19/04     19.45
03/22/04  17.91  03/22/04     19.16
03/23/04  17.89  03/23/04     19.15
03/24/04  17.88  03/24/04     19.05
03/25/04  17.91  03/25/04     19.57
03/26/04  17.96  03/26/04     19.98
03/29/04  18.06  03/29/04     20.17
03/30/04  18.15  03/30/04     20.29
03/31/04  18.22  03/31/04     20.35
04/01/04  18.26  04/01/04     20.60
04/02/04  18.22  04/02/04     20.68
04/05/04  18.31  04/05/04     20.03
04/06/04  18.36  04/06/04     19.98
04/07/04  18.37  04/07/04     20.30
04/08/04  18.35  04/08/04     20.38
04/12/04  18.35  04/12/04     20.45
04/13/04  18.09  04/13/04     19.87
04/14/04  18.01  04/14/04     19.40
04/15/04  18.01  04/15/04     19.38
04/16/04  18.06  04/16/04     19.17

           NAV             MARKET VALUE
04/19/04  18.07  04/19/04     19.08
04/20/04  18.02  04/20/04     18.60
04/21/04  18.05  04/21/04     18.22
04/22/04  18.13  04/22/04     18.11
04/23/04  18.11  04/23/04     18.47
04/26/04  18.15  04/26/04     18.56
04/27/04  18.16  04/27/04     18.77
04/28/04  18.03  04/28/04     19.05
04/29/04  17.94  04/29/04     19.35
04/30/04  17.92  04/30/04     19.07
05/03/04  17.91  05/03/04     18.43
05/04/04  17.90  05/04/04     18.63
05/05/04  17.90  05/05/04     18.32
05/06/04  17.76  05/06/04     17.70
05/07/04  17.54  05/07/04     17.28
05/10/04  17.34  05/10/04     16.55
05/11/04  17.34  05/11/04     17.39
05/12/04  17.11  05/12/04     17.66
05/13/04  17.03  05/13/04     17.86
05/14/04  17.03  05/14/04     18.04
05/17/04  16.97  05/17/04     17.81
05/18/04  16.97  05/18/04     18.30
05/19/04  17.05  05/19/04     18.45
05/20/04  17.05  05/20/04     18.49
05/21/04  17.05  05/21/04     18.63
05/24/04  17.12  05/24/04     18.54
05/25/04  17.20  05/25/04     18.76
05/26/04  17.25  05/26/04     18.99
05/27/04  17.29  05/27/04     19.11
05/28/04  17.29  05/28/04     19.10
06/01/04  17.31  06/01/04     19.01

           NAV             MARKET VALUE
06/02/04  17.33  06/02/04     19.00
06/03/04  17.29  06/03/04     18.99
06/04/04  17.32  06/04/04     18.85
06/07/04  17.46  06/07/04     18.90
06/08/04  17.47  06/08/04     19.06
06/09/04  17.41  06/09/04     19.01
06/10/04  17.46  06/10/04     19.20
06/14/04  17.20  06/14/04     19.04
06/15/04  17.33  06/15/04     18.91
06/16/04  17.31  06/16/04     18.85
06/17/04  17.36  06/17/04     18.82
06/18/04  17.39  06/18/04     18.99
06/21/04  17.42  06/21/04     18.95
06/22/04  17.45  06/22/04     19.09
06/23/04  17.54  06/23/04     19.10
06/24/04  17.57  06/24/04     19.13
06/25/04  17.56  06/25/04     19.38
06/28/04  17.51  06/28/04     19.68
06/29/04  17.55  06/29/04     19.40
06/30/04  17.59  06/30/04     19.69
07/01/04  17.55  07/01/04     19.73
07/02/04  17.56  07/02/04     19.88
07/06/04  17.55  07/06/04     19.80
07/07/04  17.61  07/07/04     19.83
07/08/04  17.56  07/08/04     19.85
07/09/04  17.61  07/09/04     19.95
07/12/04  17.64  07/12/04     19.80
07/13/04  17.51  07/13/04     19.78
07/14/04  17.50  07/14/04     19.82
07/15/04  17.53  07/15/04     19.80
07/16/04  17.56  07/16/04     19.84

           NAV             MARKET VALUE
07/19/04  17.52  07/19/04     19.68
07/20/04  17.54  07/20/04     19.65
07/21/04  17.49  07/21/04     19.45
07/22/04  17.49  07/22/04     19.58
07/23/04  17.44  07/23/04     19.57
07/26/04  17.40  07/26/04     19.46
07/27/04  17.39  07/27/04     19.54
07/28/04  17.40  07/28/04     19.68
07/29/04  17.45  07/29/04     19.57
07/30/04  17.44  07/30/04     19.71
08/02/04  17.47  08/02/04     19.80
08/03/04  17.43  08/03/04     19.90
08/04/04  17.39  08/04/04     19.59
08/05/04  17.33  08/05/04     19.71
08/06/04  17.33  08/06/04     19.63
08/09/04  17.26  08/09/04     19.70
08/10/04  17.34  08/10/04     19.73
08/11/04  17.32  08/11/04     19.93
08/12/04  17.12  08/12/04     19.65
08/13/04  17.17  08/13/04     19.70
08/16/04  17.21  08/16/04     19.66
08/17/04  17.23  08/17/04     19.54
08/18/04  17.27  08/18/04     19.62
08/19/04  17.29  08/19/04     19.51
08/20/04  17.32  08/20/04     19.72
08/23/04  17.35  08/23/04     19.79
08/24/04  17.35  08/24/04     19.82
08/25/04  17.41  08/25/04     19.85
08/26/04  17.40  08/26/04     19.92
08/27/04  17.42  08/27/04     19.92
08/30/04  17.44  08/30/04     19.97

           NAV             MARKET VALUE
08/31/04  17.45  08/31/04     19.98
09/01/04  17.48  09/01/04     20.07
09/02/04  17.52  09/02/04     20.05
09/03/04  17.54  09/03/04     20.13
09/07/04  17.62  09/07/04     20.21
09/08/04  17.62  09/08/04     20.29
09/09/04  17.65  09/09/04     20.40
09/10/04  17.71  09/10/04     20.57
09/13/04  17.59  09/13/04     20.38
09/14/04  17.61  09/14/04     20.09
09/15/04  17.59  09/15/04     20.01
09/16/04  17.62  09/16/04     20.37
09/17/04  17.69  09/17/04     20.24
09/20/04  17.67  09/20/04     20.36
09/21/04  17.74  09/21/04     20.51
09/22/04  17.71  09/22/04     20.47
09/23/04  17.75  09/23/04     20.48
09/24/04  17.76  09/24/04     20.40
09/27/04  17.73  09/27/04     20.38
09/28/04  17.76  09/28/04     20.37
09/29/04  17.77  09/29/04     20.32
09/30/04  17.82  09/30/04     20.23
10/01/04  17.88  10/01/04     20.46
10/04/04  17.92  10/04/04     20.68
10/05/04  17.93  10/05/04     20.71
10/06/04  17.98  10/06/04     20.86
10/07/04  17.96  10/07/04     20.53
10/08/04  17.93  10/08/04     20.62
10/11/04  17.94  10/11/04     20.64
10/12/04  17.91  10/12/04     20.55
10/13/04  17.72  10/13/04     20.48

           NAV             MARKET VALUE
10/14/04  17.70  10/14/04     20.20
10/15/04  17.78  10/15/04     20.35
10/18/04  17.78  10/18/04     20.17
10/19/04  17.79  10/19/04     20.29
10/20/04  17.77  10/20/04     20.17

           NAV             MARKET VALUE
10/21/04  17.79  10/21/04     20.14
10/22/04  17.80  10/22/04     20.31
10/25/04  17.82  10/25/04     20.14
10/26/04  17.89  10/26/04     20.06
10/27/04  17.96  10/27/04     20.21
10/28/04  17.98  10/28/04     20.40
10/29/04  18.03  10/29/04     20.50
11/01/04  18.06  11/01/04     20.68
11/02/04  18.09  11/02/04     20.96
11/03/04  18.20  11/03/04     21.02
11/04/04  18.31  11/04/04     21.26
11/05/04  18.37  11/05/04     20.84
11/08/04  18.37  11/08/04     20.63
11/09/04  18.37  11/09/04     20.94
11/10/04  18.29  11/10/04     20.90
11/11/04  18.29  11/11/04     21.00
11/12/04  18.34  11/12/04     21.05
11/15/04  18.36  11/15/04     21.29
11/16/04  18.36  11/16/04     21.38
11/17/04  18.38  11/17/04     21.44
11/18/04  18.42  11/18/04     21.28
11/19/04  18.37  11/19/04     21.35
11/22/04  18.42  11/22/04     21.33
11/23/04  18.47  11/23/04     21.33
11/24/04  18.54  11/24/04     21.30
11/26/04  18.55  11/26/04     21.44
11/29/04  18.54  11/29/04     21.03
11/30/04  18.48  11/30/04     20.98
12/01/04  18.51  12/01/04     20.94
12/02/04  18.49  12/02/04     20.75
12/03/04  18.52  12/03/04     21.00

           NAV             MARKET VALUE
12/06/04  18.53  12/06/04     20.93
12/07/04  18.49  12/07/04     20.85
12/08/04  18.48  12/08/04     20.90
12/09/04  18.34  12/09/04     20.69
12/10/04  18.36  12/10/04     20.64
12/13/04  18.44  12/13/04     20.69
12/14/04  18.50  12/14/04     20.37
12/15/04  18.56  12/15/04     20.39
12/16/04  18.56  12/16/04     20.66
12/17/04  18.57  12/17/04     20.98
12/20/04  18.58  12/20/04     21.31
12/21/04  18.63  12/21/04     21.37
12/22/04  18.65  12/22/04     21.47
12/23/04  18.66  12/23/04     21.65
12/27/04  18.66  12/27/04     21.90
12/28/04  18.70  12/28/04     21.52
12/29/04  18.73  12/29/04     21.50
12/30/04  17.53  12/30/04     20.80
12/31/04  17.54  12/31/04     20.69
01/03/05  17.51  01/03/05     20.85
01/04/05  17.46  01/04/05     20.84
01/05/05  17.38  01/05/05     20.61
01/06/05  17.35  01/06/05     20.36
01/07/05  17.37  01/07/05     20.26
01/10/05  17.38  01/10/05     20.40
01/11/05  17.30  01/11/05     20.54
01/12/05  17.32  01/12/05     20.44
01/13/05  17.31  01/13/05     20.52
01/14/05  17.33  01/14/05     20.36
01/18/05  17.34  01/18/05     20.46
01/19/05  17.31  01/19/05     20.53

           NAV             MARKET VALUE
01/20/05  17.18  01/20/05     20.80
01/21/05  17.18  01/21/05     20.62
01/24/05  17.19  01/24/05     20.82
01/25/05  17.21  01/25/05     20.75
01/26/05  17.28  01/26/05     20.31
01/27/05  17.30  01/27/05     20.36
01/28/05  17.32  01/28/05     20.53
01/31/05  17.41  01/31/05     20.57
02/01/05  17.46  02/01/05     20.73
02/02/05  17.48  02/02/05     20.92
02/03/05  17.50  02/03/05     20.95
02/04/05  17.57  02/04/05     20.90
02/07/05  17.59  02/07/05     20.99
02/08/05  17.61  02/08/05     21.03
02/09/05  17.54  02/09/05     21.15
02/10/05  17.44  02/10/05     20.60
02/11/05  17.50  02/11/05     20.65
02/14/05  17.55  02/14/05     20.60
02/15/05  17.57  02/15/05     20.54
02/16/05  17.63  02/16/05     20.43
02/17/05  17.60  02/17/05     20.46
02/18/05  17.60  02/18/05     20.00
02/22/05  17.55  02/22/05     19.73
02/23/05  17.56  02/23/05     20.05
02/24/05  17.60  02/24/05     20.02
02/25/05  17.69  02/25/05     20.09
02/28/05  17.68  02/28/05     20.18
03/01/05  17.68  03/01/05     20.29
03/02/05  17.65  03/02/05     20.30
03/03/05  17.65  03/03/05     20.26
03/04/05  17.73  03/04/05     20.25

           NAV             MARKET VALUE
03/07/05  17.78  03/07/05     20.36
03/08/05  17.77  03/08/05     20.40
03/09/05  17.66  03/09/05     20.08
03/10/05  17.48  03/10/05     19.71
03/11/05  17.48  03/11/05     19.49
03/14/05  17.47  03/14/05     19.09
03/15/05  17.45  03/15/05     18.84
03/16/05  17.34  03/16/05     18.40
03/17/05  17.29  03/17/05     18.85
03/18/05  17.25  03/18/05     18.60
03/21/05  17.16  03/21/05     18.30
03/22/05  17.05  03/22/05     18.35
03/23/05  16.91  03/23/05     17.85
03/24/05  16.96  03/24/05     18.20
03/28/05  16.95  03/28/05     17.88
03/29/05  16.83  03/29/05     18.00
03/30/05  16.82  03/30/05     18.25
03/31/05  16.86  03/31/05     18.36
04/01/05  16.82  04/01/05     18.09
04/04/05  16.77  04/04/05     17.95
04/05/05  16.84  04/05/05     18.05
04/06/05  16.89  04/06/05     18.21
04/07/05  16.93  04/07/05     18.13
04/08/05  16.94  04/08/05     18.08
04/11/05  16.86  04/11/05     18.12
04/12/05  16.84  04/12/05     18.08
04/13/05  16.63  04/13/05     17.91
04/14/05  16.46  04/14/05     17.82
04/15/05  16.29  04/15/05     17.66
04/18/05  16.26  04/18/05     17.59
04/19/05  16.35  04/19/05     17.90

           NAV             MARKET VALUE
04/20/05  16.35  04/20/05     18.01
04/21/05  16.41  04/21/05     18.37
04/22/05  16.43  04/22/05     18.46
04/25/05  16.44  04/25/05     18.61
04/26/05  16.37  04/26/05     18.50
04/27/05  16.30  04/27/05     18.64
04/28/05  16.24  04/28/05     18.62
04/29/05  16.23  04/29/05     18.51
05/02/05  16.27  05/02/05     18.58
05/03/05  16.26  05/03/05     18.65
05/04/05  16.37  05/04/05     18.94
05/05/05  16.31  05/05/05     19.01
05/06/05  16.31  05/06/05     19.07
05/09/05  16.34  05/09/05     19.03
05/10/05  16.30  05/10/05     19.20
05/11/05  16.10  05/11/05     18.90
05/12/05  16.01  05/12/05     18.95
05/13/05  15.91  05/13/05     18.91
05/16/05  15.90  05/16/05     18.57
05/17/05  15.87  05/17/05     18.38
05/18/05  15.96  05/18/05     18.67
05/19/05  16.07  05/19/05     18.84
05/20/05  16.11  05/20/05     19.06
05/23/05  16.21  05/23/05     19.10
05/24/05  16.22  05/24/05     19.28
05/25/05  16.29  05/25/05     19.23
05/26/05  16.38  05/26/05     19.41
05/27/05  16.46  05/27/05     19.60
05/31/05  16.50  05/31/05     19.64
06/01/05  16.59  06/01/05     19.53
06/02/05  16.71  06/02/05     19.44

           NAV             MARKET VALUE
06/03/05  16.70  06/03/05     19.55
06/06/05  16.72  06/06/05     19.67
06/07/05  16.73  06/07/05     19.58
06/08/05  16.72  06/08/05     19.59
06/09/05  16.72  06/09/05     19.66
06/10/05  16.73  06/10/05     19.71
06/13/05  16.60  06/13/05     19.38
06/14/05  16.65  06/14/05     19.41
06/15/05  16.70  06/15/05     19.45
06/16/05  16.76  06/16/05     19.44
06/17/05  16.78  06/17/05     19.56
06/20/05  16.77  06/20/05     19.60
06/21/05  16.78  06/21/05     19.53
06/22/05  16.76  06/22/05     19.44
06/23/05  16.69  06/23/05     19.32
06/24/05  16.66  06/24/05     19.41
06/27/05  16.67  06/27/05     19.37
06/28/05  16.70  06/28/05     19.43
06/29/05  16.71  06/29/05     19.42
06/30/05  16.73  06/30/05     19.45
07/01/05  16.75  07/01/05     19.68
07/05/05  16.81  07/05/05     19.79
07/06/05  16.77  07/06/05     19.89
07/07/05  16.76  07/07/05     19.99
07/08/05  16.85  07/08/05     20.11
07/11/05  16.96  07/11/05     20.02
07/12/05  17.08  07/12/05     20.03
07/13/05  16.90  07/13/05     19.75
07/14/05  16.90  07/14/05     19.80
07/15/05  16.92  07/15/05     19.84
07/18/05  16.92  07/18/05     19.85

           NAV             MARKET VALUE
07/19/05  16.97  07/19/05     19.96
07/20/05  17.02  07/20/05     19.95
07/21/05  16.97  07/21/05     19.90
07/22/05  17.06  07/22/05     19.90
07/25/05  17.05  07/25/05     20.04
07/26/05  17.10  07/26/05     19.97
07/27/05  17.15  07/27/05     20.09
07/28/05  17.19  07/28/05     20.20
07/29/05  17.20  07/29/05     20.37
08/01/05  17.20  08/01/05     20.40
08/02/05  17.25  08/02/05     20.51
08/03/05  17.26  08/03/05     20.62
08/04/05  17.24  08/04/05     20.56
08/05/05  17.17  08/05/05     20.41
08/08/05  17.16  08/08/05     20.46
08/09/05  17.17  08/09/05     20.65
08/10/05  17.20  08/10/05     20.70
08/11/05  17.11  08/11/05     20.45
08/12/05  17.13  08/12/05     20.23
08/15/05  17.13  08/15/05     20.19
08/16/05  17.08  08/16/05     20.33
08/17/05  17.04  08/17/05     20.20
08/18/05  16.98  08/18/05     20.11
08/19/05  17.03  08/19/05     20.12
08/22/05  17.05  08/22/05     20.20
08/23/05  17.05  08/23/05     20.11
08/24/05  17.05  08/24/05     20.11
08/25/05  17.09  08/25/05     19.98
08/26/05  17.06  08/26/05     20.03
08/29/05  17.09  08/29/05     20.14
08/30/05  17.09  08/30/05     20.17

           NAV             MARKET VALUE
08/31/05  17.14  08/31/05     20.17
09/01/05  17.19  09/01/05     20.35
09/02/05  17.19  09/02/05     20.43
09/06/05  17.29  09/06/05     20.56
09/07/05  17.33  09/07/05     20.64
09/08/05  17.31  09/08/05     20.64
09/09/05  17.39  09/09/05     20.62
09/12/05  17.36  09/12/05     20.50
09/13/05  17.22  09/13/05     20.24
09/14/05  17.19  09/14/05     20.14
09/15/05  17.17  09/15/05     20.12
09/16/05  17.23  09/16/05     20.25
09/19/05  17.23  09/19/05     20.44
09/20/05  17.18  09/20/05     20.15
09/21/05  17.11  09/21/05     20.30
09/22/05  17.03  09/22/05     20.21
09/23/05  17.04  09/23/05     20.00
09/26/05  17.12  09/26/05     20.03
09/27/05  17.11  09/27/05     19.86
09/28/05  17.11  09/28/05     19.80
09/29/05  17.17  09/29/05     19.97
09/30/05  17.18  09/30/05     20.05
10/03/05  17.21  10/03/05     20.04
10/04/05  17.13  10/04/05     19.98
10/05/05  16.96  10/05/05     19.92
10/06/05  16.82  10/06/05     19.95
10/07/05  16.86  10/07/05     19.98
10/10/05  16.79  10/10/05     20.02
10/11/05  16.73  10/11/05     19.97
10/12/05  16.43  10/12/05     19.22
10/13/05  16.31  10/13/05     18.80

           NAV             MARKET VALUE
10/14/05  16.41  10/14/05     18.94
10/17/05  16.48  10/17/05     19.12
10/18/05  16.40  10/18/05     19.14
10/19/05  16.45  10/19/05     19.23
10/20/05  16.34  10/20/05     19.46
10/21/05  16.41  10/21/05     19.60
10/24/05  16.50  10/24/05     19.66
10/25/05  16.54  10/25/05     19.84
10/26/05  16.52  10/26/05     19.90
10/27/05  16.43  10/27/05     19.83
10/28/05  16.46  10/28/05     19.75
10/31/05  16.59  10/31/05     19.52

AVERAGE ANNUAL TOTAL RETURN+ AS OF OCTOBER 31, 2005

COMMON SHARES -- INCEPTION 6/26/2002     1 YEAR         SINCE INCEPTION
------------------------------------     ------         ---------------
On Market Price                          10.40%              21.34%
On NAV                                    6.69%              17.19%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. You can purchase or sell common shares daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations.

+ Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.

                                     Convertible Opportunities and Income Fund
                                                     Performance ANNUAL REPORT 3

Performance

FUND SECTOR ALLOCATION AS OF OCTOBER 31, 2005

[BAR CHART]

Consumer Discretionary                          22.2%
Energy                                          13.2%
Financials                                      12.9%
Information Technology                          10.3%
Consumer Staples                                10.2%
Industrials                                      9.1%
Health Care                                      9.1%
Materials                                        6.4%
Utilities                                        5.0%
Telecommunication Services                       1.6%

Sector allocation are based on total investments (excluding security lending collateral and short-term investment) and may vary over time.

FUND ASSET ALLOCATION AS OF OCTOBER 31, 2005

[PIE CHART]

Common Stock                            1.4%
Convertible Securities                 45.7%
Corporate Bonds                        51.1%
Short-term investments                  1.8%

  Convertible Opportunities and Income Fund
4 ANNUAL REPORT Performance

Schedule of Investments

OCTOBER 31, 2005

    PRINCIPAL
     AMOUNT                                               VALUE
---------------------------------------------------   -------------
CORPORATE BONDS   (74.0 % )
                  CONSUMER DISCRETIONARY (24.2%)
$  6,495,000      Aztar Corp.+
                  7.875%, 06/15/14                    $   6,722,325
  10,688,000      Beazer Homes USA, Inc.
                  8.375%, 04/15/12                       10,968,560
   4,111,000      DEX Media, Inc.
                  8.000%, 11/15/13                        4,203,498
   2,904,000      DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                        3,158,100
   6,552,000 GBP  EMI Group, PLC
                  9.750%, 05/20/08                       12,560,749
                  Ford Motor Company+

   6,330,000      7.875%, 06/15/10                        6,098,873
   4,111,000      7.450%, 07/16/31                        3,042,140
                  Goodyear Tire & Rubber Company+
   6,988,000      7.000%, 03/15/28                        5,642,810
   3,289,000      7.857%, 08/15/11                        3,157,440
     822,000      GSC Holdings Corp. (Gamestop,
                  Inc.)*+
                  8.000%, 10/01/12                          803,505
   3,289,000      Hasbro, Inc.
                  6.600%, 07/15/28                        3,321,476
   6,557,000      Hovnanian Enterprises, Inc.+
                  7.750%, 05/15/13                        6,524,215
   3,289,000      IMAX Corp.+
                  9.625%, 12/01/10                        3,535,675
   2,466,000      Intrawest Corp.
                  7.500%, 10/15/13                        2,521,485
  11,510,000      Isle of Capri Casinos, Inc.+
                  9.000%, 03/15/12                       12,027,950
   3,132,000      Jarden Corp.
                  9.750%, 05/01/12                        3,178,980
   2,279,000      Kellwood Company
                  7.625%, 10/15/17                        2,046,998
   7,481,000      La Quinta, Corp.
                  8.875%, 03/15/11                        8,023,372
   2,466,000      Landry's Restaurants, Inc.+
                  7.500%, 12/15/14                        2,281,050
  14,387,000      Mandalay Resort Group
                  10.250%, 08/01/07                      15,394,090
   6,413,000      NCL Holding, ASA*
                  10.625%, 07/15/14                       6,621,422
   3,700,000      Oxford Industries, Inc.
                  8.875%, 06/01/11                        3,811,000
   4,111,000      Phillips-Van Heusen Corp.
                  8.125%, 05/01/13                        4,326,827
   1,644,000      Reader's Digest Association, Inc.
                  6.500%, 03/01/11                        1,650,165
   2,343,000      RH Donnelley Financial Corp.*
                  10.875%, 12/15/12                       2,635,875
   3,083,000 CAD  Rogers Cable, Inc.
                  7.250%, 12/15/11                        2,709,286
   3,700,000 CAD  Rogers Wireless, Inc.
                  7.625%, 12/15/11                        3,359,792
  12,743,000      Russell Corp.
                  9.250%, 05/01/10                       12,902,287
   6,577,000      Time Warner
                  7.625%, 04/15/31                        7,437,837
  10,441,000      Vail Resorts, Inc.
                  6.750%, 02/15/14                       10,441,000
                  Warner Music Group
   5,755,000      7.375%, 04/15/14                        5,639,900
     822,000 GBP  8.125%, 04/15/14                        1,502,225
   6,988,000      WCI Communities, Inc.+
                  7.875%, 10/01/13                        6,656,070
                                                      -------------
                                                        184,906,977
                                                      -------------
                  CONSUMER STAPLES (9.1%)
   1,644,000      Central Garden & Pet Company+
                  9.125%, 02/01/13                        1,734,420
   4,111,000      Chattem, Inc.
                  7.000%, 03/01/14                        4,172,665
   3,576,000      Chiquita Brands International,
                  Inc.+
                  7.500%, 11/01/14                        3,388,260
   5,097,000      Del Monte Foods Company
                  8.625%, 12/15/12                        5,453,790
                  Dole Food Company, Inc.
   7,399,000      7.250%, 06/15/10+                       7,325,010
   3,289,000      8.625%, 05/01/09                        3,416,449
   9,866,000      Jean Coutu Group, Inc.+
                  8.500%, 08/01/14                        9,200,045
   2,877,000      NBTY, Inc.*
                  7.125%, 10/01/15                        2,819,460
   4,111,000      Pilgrim's Pride Corp.
                  9.250%, 11/15/13                        4,532,377
   4,933,000      Pinnacle Foods Holding+
                  8.250%, 12/01/13                        4,587,690
   4,604,000      Playtex Products, Inc.
                  8.000%, 03/01/11                        4,828,445
                  Revlon Consumer Products Corp.
     822,000      10.110%, 01/11/06                         842,550
     822,000      9.920%, 03/08/06                          842,550
     822,000      9.490%, 11/14/05                          842,550
     411,000      9.980%, 02/08/06                          421,275
   2,631,000      Revlon, Inc.+
                  9.500%, 04/01/11                        2,479,718
   8,221,000      Smithfield Foods, Inc.
                  7.750%, 05/15/13                        8,693,707
   4,234,000      Spectrum Brands, Inc.+
                  8.500%, 10/01/13                        3,852,940
                                                      -------------
                                                         69,433,901
                                                      -------------
                  ENERGY (10.0%)
   4,933,000      Arch Western Finance, LLC+
                  6.750%, 07/01/13                        4,982,330
   6,988,000      Chesapeake Energy Corp.
                  6.875%, 01/15/16                        7,110,290
   5,344,000      Comstock Resources, Inc.
                  6.875%, 03/01/12                        5,303,920

               See accompanying Notes to Schedule of Investments.

                                     Convertible Opportunities and Income Fund
                                         Schedule of Investments ANNUAL REPORT 5

Schedule of Investments

OCTOBER 31, 2005

    PRINCIPAL
     AMOUNT                                                 VALUE
------------------------------------------------------  -------------
$  2,466,000    Forest Oil Corp.+
                8.000%, 12/15/11                        $   2,706,435
   5,262,000    General Maritime Corp.
                10.000%, 03/15/13                           5,814,510
   3,838,000    Giant Industries, Inc.
                11.000%, 05/15/12                           4,288,965
   3,782,000    KCS Energy, Inc.
                7.125%, 04/01/12                            3,876,550
   9,290,000    Petroleo Brasileiro, SA+
                8.375%, 12/10/18                           10,265,450
                Premcor Refining Group, Inc.
   5,262,000    9.500%, 02/01/13                            5,906,595
   2,240,000    7.500%, 06/15/15                            2,396,800
   2,466,000    Range Resources Corp.
                7.375%, 07/15/13                            2,576,970
   5,755,000    Swift Energy Company+
                9.375%, 05/01/12                            6,186,625
   4,370,000    Tesoro Petroleum Corp.+
                9.625%, 04/01/12                            4,796,075
                Williams Companies, Inc.+
   8,221,000    7.750%, 06/15/31                            8,724,536
   1,644,000    7.500%, 01/15/31                            1,717,980
                                                        -------------
                                                           76,654,031
                                                        -------------
                FINANCIALS (2.3%)
                E*TRADE Financial Corporation*
   5,426,000    7.375%, 09/15/13                            5,371,740
     987,000    8.000%, 06/15/11                            1,006,740
   6,166,000    Leucadia National Corp.
                7.000%, 08/15/13                            6,227,660
   1,398,000    Omega Healthcare Investors, Inc.
                7.000%, 04/01/14                            1,411,980
   3,206,000    Senior Housing Properties Trust
                7.875%, 04/15/15                            3,390,345
                                                        -------------
                                                           17,408,465
                                                        -------------
                HEALTH CARE (5.2%)
     715,000    Alpharma, Inc.
                8.625%, 05/01/11                              768,625
   3,371,000    Ameripath, Inc.+
                10.500%, 04/01/13                           3,522,695
   6,947,000    Bausch & Lomb, Inc.
                7.125%, 08/01/28                            7,359,694
   2,466,000    Beverly Enterprises, Inc.
                7.875%, 06/15/14                            2,712,600
   3,289,000    MedCath Corp.
                9.875%, 07/15/12                            3,502,785
   1,644,000    Psychiatric Solutions, Inc.
                7.750%, 07/15/15                            1,701,540
   5,344,000    Quintiles Transnational Corp.
                10.000%, 10/01/13                           5,925,160
   6,988,000    Tenet Healthcare Corp.*+
                9.250%, 02/01/15                            6,656,070
   2,466,000    Valeant Pharmaceuticals International+
                7.000%, 12/15/11                            2,416,680
   5,344,000    Vanguard Health Systems, Inc.
                9.000%, 10/01/14                            5,597,840
                                                        -------------
                                                           40,163,689
                                                        -------------
                INDUSTRIALS (7.5%)
   1,809,000    Accuride Corp.
                8.500%, 02/01/15                            1,718,550
   2,055,000    Armor Holdings, Inc.+
                8.250%, 08/15/13                            2,229,675
   1,233,000    Columbus McKinnon Corp.*
                8.875%, 11/01/13                            1,245,330
   1,644,000    Commercial Vehicle Group, Inc.*
                8.000%, 07/01/13                            1,619,340
   2,466,000    Gardner Denver, Inc.*
                8.000%, 05/01/13                            2,576,970
   2,466,000    GATX Corp.
                8.875%, 06/01/09                            2,727,465
   5,344,000    General Cable Corp.
                9.500%, 11/15/10                            5,664,640
   1,051,000    Global Cash Access, Inc.
                8.750%, 03/15/12                            1,123,256
   2,425,000    Greenbrier Companies, Inc.
                8.375%, 05/15/15                            2,503,813
   4,111,000    Hutchison Whampoa, Ltd.*+
                6.250%, 01/24/14                            4,265,849
                JLG Industries, Inc.
   3,700,000    8.250%, 05/01/08                            3,959,000
     822,000    8.375%, 06/15/12+                             871,320
   8,632,000EUR Legrand Holding, SA
                11.000%, 02/15/13                          12,142,469
   2,795,000    Monitronics International, Inc.
                11.750%, 09/01/10                           2,763,556
     908,000    Orbital Sciences Corp.
                9.000%, 07/15/11                              987,450
   7,399,000    Terex Corp.
                7.375%, 01/15/14                            7,399,000
   2,203,000    United Agri Products, Inc.
                8.250%, 12/15/11                            2,324,165
   1,357,000    Wesco Distribution Inc.*+
                7.500%, 10/15/17                            1,362,089
                                                        -------------
                                                           57,483,937
                                                        -------------
                INFORMATION TECHNOLOGY (5.9%)
   7,399,000    Advanced Micro Devices, Inc.
                7.750%, 11/01/12                            7,435,995
   3,289,000    Celestica, Inc.+
                7.875%, 07/01/11                            3,272,555
   4,111,000    Flextronics International, Ltd.+
                6.500%, 05/15/13                            4,141,833
   4,111,000    Freescale Semiconductor, Inc.+
                7.125%, 07/15/14                            4,331,966

               See accompanying Notes to Schedule of Investments.

  Convertible Opportunities and Income Fund
6 ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2005

    PRINCIPAL
     AMOUNT                                                VALUE
-----------------------------------------------------  -------------
$  1,644,000    Stratus Technologies, Inc.
                10.375%, 12/01/08                      $   1,668,660
                SunGard Data Systems Inc.*+
   5,632,000
                9.125%, 08/15/13                           5,744,640
   4,933,000    Telcordia Technologies*
                10.000%, 03/15/13                          4,365,705
                Xerox Corp.
   7,810,000    8.000%, 02/01/27                           8,083,350
   5,755,000    7.625%, 06/15/13+                          6,071,525
                                                       -------------
                                                          45,116,229
                                                       -------------
                MATERIALS (7.7%)
                Aleris International, Inc.
   2,795,000    10.375%, 10/15/10                          3,067,512
   1,762,000    9.000%, 11/15/14                           1,806,050
   4,111,000    Equistar Chemicals, LP
                10.625%, 05/01/11                          4,501,545
   7,046,000    Freeport-McMoRan Copper & Gold, Inc.
                10.125%, 02/01/10                          7,785,830
  13,976,000    Georgia-Pacific Corp.+
                8.125%, 05/15/11                          15,233,840
   6,129,000    IPSCO, Inc.
                8.750%, 06/01/13                           6,803,190
   3,289,000    Neenah Paper, Inc.
                7.375%, 11/15/14                           3,075,215
   2,524,000    Pope & Talbot, Inc.
                8.375%, 06/01/13                           1,981,340
   6,577,000    Sealed Air Corp.*
                6.875%, 07/15/33                           6,690,993
   1,644,000    Texas Industries, Inc.*
                7.250%, 07/15/13                           1,717,980
                Union Carbide Corp.+
   3,289,000    7.500%, 06/01/25                           3,459,235
   2,549,000    7.875%, 04/01/23                           2,755,821
                                                       -------------
                                                          58,878,551
                                                       -------------
                TELECOMMUNICATION SERVICES (1.8%)
   1,644,000    IPCS Escrow Company
                11.500%, 05/01/12                          1,849,500
   8,221,000    Nextel Communications, Inc.+
                7.375%, 08/01/15                           8,708,670
   3,289,000    Syniverse Technologies, Inc.*
                7.750%, 08/15/13                           3,330,112
                                                       -------------
                                                          13,888,282
                                                       -------------
                UTILITIES (0.3%)
   1,930,000    NRG Energy, Inc.
                8.000%, 12/15/13                           2,113,350
                                                       -------------
                TOTAL CORPORATE BONDS
                (Cost $550,869,793)                      566,047,412
                                                       =============
CONVERTIBLE BONDS (13.5 % )
                CONSUMER DISCRETIONARY (1.7%)
   2,750,000    Deutsche Bank, LUX (USA
                Interactive)*++
                3.893%, 05/01/12                           3,215,781
   1,913,000    Lions Gate Entertainment Corp.
                3.625%, 03/15/25                           1,817,350
   7,500,000    Walt Disney Company+
                2.125%, 04/15/23                           7,640,625
                                                       -------------
                                                          12,673,756
                                                       -------------
                ENERGY (1.2%)
   7,500,000    Cal Dive International, Inc.*
                3.250%, 12/15/25                           9,281,250
                                                       -------------
                HEALTH CARE (3.3%)
   8,500,000    Emdeon Corp.*+
                3.125%, 09/01/25                           7,501,250
   5,000,000    Invitrogen Corp.*
                3.250%, 06/15/25                           4,718,750
   7,000,000    LifePoint Hospitals, Inc.*
                3.250%, 08/15/25                           6,650,000
   6,500,000    Wyeth+++
                3.320%, 01/15/24                           6,695,585
                                                       -------------
                                                          25,565,585
                                                       -------------
                INDUSTRIALS (2.7%)
   9,500,000    GATX Corp.
                7.500%, 02/01/07                          11,435,625
   5,500,000    Lockheed Martin Corp.+++
                3.540%, 08/15/33                           5,798,870
   3,000,000    Quanta Services, Inc.+
                4.500%, 10/01/23                           3,618,750
                                                       -------------
                                                          20,853,245
                                                       -------------
                INFORMATION TECHNOLOGY (3.8%)
   5,500,000    Advanced Micro Devices, Inc.+++
                4.750%, 02/01/22                           6,050,000
   6,500,000    ASML Holding, NV
                5.750%, 10/15/06                           6,966,375
   5,500,000    DST Systems, Inc.
                4.125%, 08/15/23                           7,026,250
   6,500,000    LSI Logic Corp.
                4.000%, 05/15/10                           6,345,625
   2,000,000    Openwave Systems, Inc.+
                2.750%, 09/09/08                           2,290,000
                                                       -------------
                                                          28,678,250
                                                       -------------
                UTILITIES (0.8%)
   2,950,000GBP Scottish and Southern Energy, PLC
                3.750%, 10/29/09                           5,979,233
                                                       -------------
                TOTAL CONVERTIBLE BONDS
                (Cost $102,544,218)                      103,031,319
                                                       =============

               See accompanying Notes to Schedule of Investments.

                                     Convertible Opportunities and Income Fund
                                         Schedule of Investments ANNUAL REPORT 7

Schedule of Investments

OCTOBER 31, 2005

    PRINCIPAL
     AMOUNT                                                VALUE
-----------------------------------------------------  -------------
SYNTHETIC CONVERTIBLE SECURITIES (18.8%)
CORPORATE BONDS (16.0%)
                  CONSUMER DISCRETIONARY (5.2%)
$  1,405,000      Aztar Corp.+
                  7.875%, 06/15/14                       $   1,454,175
   2,312,000      Beazer Homes USA, Inc.
                  8.375%, 04/15/12                           2,372,690
     889,000      DEX Media, Inc.
                  8.000%, 11/15/13                             909,003
     628,000      DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                             682,950
   1,418,000 GBP  EMI Group, PLC
                  9.750%, 05/20/08                           2,718,428
                  Ford Motor Company+
   1,370,000      7.875%, 06/15/10                           1,319,977
     889,000      7.450%, 07/16/31                             657,860
                  Goodyear Tire & Rubber Company+
   1,512,000      7.000%, 03/15/28                           1,220,940
     711,000      7.857%, 08/15/11                             682,560
     178,000      GSC Holdings Corp. (Gamestop, Inc.)*+
                  8.000%, 10/01/12                             173,995
     711,000      Hasbro, Inc.
                  6.600%, 07/15/28                             718,020
   1,418,000      Hovnanian Enterprises, Inc.+
                  7.750%, 05/15/13                           1,410,910
     711,000      IMAX Corp.+
                  9.625%, 12/01/10                             764,325
     534,000      Intrawest Corp.
                  7.500%, 10/15/13                             546,015
   2,490,000      Isle of Capri Casinos, Inc.+
                  9.000%, 03/15/12                           2,602,050
     678,000      Jarden Corp.
                  9.750%, 05/01/12                             688,170
     493,000      Kellwood Company
                  7.625%, 10/15/17                             442,813
   1,619,000      La Quinta, Corp.
                  8.875%, 03/15/11                           1,736,377
     534,000      Landry's Restaurants, Inc.+
                  7.500%, 12/15/14                             493,950
   3,113,000      Mandalay Resort Group
                  10.250%, 08/01/07                          3,330,910
   1,387,000      NCL Holding, ASA*
                  10.625%, 07/15/14                          1,432,078
     800,000      Oxford Industries, Inc.
                  8.875%, 06/01/11                             824,000
     889,000      Phillips-Van Heusen Corp.
                  8.125%, 05/01/13                             935,673
     356,000      Reader's Digest Association, Inc.
                  6.500%, 03/01/11                             357,335
     507,000      RH Donnelley Financial Corp.*
                  10.875%, 12/15/12                            570,375
     667,000 CAD  Rogers Cable, Inc.
                  7.250%, 12/15/11                             586,148
     800,000 CAD  Rogers Wireless, Inc.
                  7.625%, 12/15/11                             726,441
   2,757,000      Russell Corp.
                  9.250%, 05/01/10                           2,791,462
   1,423,000      Time Warner
                  7.625%, 04/15/31                           1,609,251
   2,259,000      Vail Resorts, Inc.
                  6.750%, 02/15/14                           2,259,000
                  Warner Music Group
   1,245,000      7.375%, 04/15/14                           1,220,100
     178,000 GBP  8.125%, 04/15/14                             325,299
   1,512,000      WCI Communities, Inc.+
                  7.875%, 10/01/13                           1,440,180
                                                         -------------
                                                            40,003,460
                                                         -------------
                  CONSUMER STAPLES (1.9%)
     356,000      Central Garden & Pet Company+
                  9.125%, 02/01/13                             375,580
     889,000      Chattem, Inc.
                  7.000%, 03/01/14                             902,335
     774,000      Chiquita Brands International, Inc.+
                  7.500%, 11/01/14                             733,365
   1,103,000      Del Monte Foods Company
                  8.625%, 12/15/12                           1,180,210
                  Dole Food Company, Inc.
   1,601,000      7.250%, 06/15/10+                          1,584,990
     711,000      8.625%, 05/01/09                             738,551
   2,134,000      Jean Coutu Group, Inc.+
                  8.500%, 08/01/14                           1,989,955
     623,000      NBTY, Inc.*
                  7.125%, 10/01/15                             610,540
     889,000      Pilgrim's Pride Corp.
                  9.250%, 11/15/13                             980,123
   1,067,000      Pinnacle Foods Holding+
                  8.250%, 12/01/13                             992,310
     996,000      Playtex Products, Inc.
                  8.000%, 03/01/11                           1,044,555
                  Revlon Consumer Products Corp.
     178,000      10.110%, 01/11/06                            182,450
     178,000      9.920%, 03/08/06                             182,450
     178,000      9.490%, 11/14/05                             182,450
      89,000      9.980%, 02/08/06                              91,225
     569,000      Revlon, Inc.+
                  9.500%, 04/01/11                             536,283
   1,779,000      Smithfield Foods, Inc.
                  7.750%, 05/15/13                           1,881,292
     916,000      Spectrum Brands, Inc.+
                  8.500%, 10/01/13                             833,560
                                                         -------------
                                                            15,022,224
                                                         -------------
                  ENERGY (2.2%)
   1,067,000      Arch Western Finance, LLC+
                  6.750%, 07/01/13                           1,077,670
   1,512,000      Chesapeake Energy Corp.
                  6.875%, 01/15/16                           1,538,460
   1,156,000      Comstock Resources, Inc.
                  6.875%, 03/01/12                           1,147,330

               See accompanying Notes to Schedule of Investments.

  Convertible Opportunities and Income Fund
8 ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2005

    PRINCIPAL
     AMOUNT                                                 VALUE
------------------------------------------------------  -------------
$    534,000    Forest Oil Corp.+
                8.000%, 12/15/11                        $     586,065
   1,138,000    General Maritime Corp.
                10.000%, 03/15/13                           1,257,490
     830,000    Giant Industries, Inc.
                11.000%, 05/15/12                             927,525
     818,000    KCS Energy, Inc.
                7.125%, 04/01/12                              838,450
   2,010,000    Petroleo Brasileiro, SA+
                8.375%, 12/10/18                            2,221,050
                Premcor Refining Group, Inc.
   1,138,000    9.500%, 02/01/13                            1,277,405
     485,000    7.500%, 06/15/15                              518,950
     534,000    Range Resources Corp.
                7.375%, 07/15/13                              558,030
   1,245,000    Swift Energy Company+
                9.375%, 05/01/12                            1,338,375
     945,000    Tesoro Petroleum Corp.+
                9.625%, 04/01/12                            1,037,137
                Williams Companies, Inc.+
   1,779,000    7.750%, 06/15/31                            1,887,964
     356,000    7.500%, 01/15/31                              372,020
                                                        -------------
                                                           16,583,921
                                                        -------------
                FINANCIALS (0.5%)
                E*TRADE Financial Corporation*
   1,174,000    7.375%, 09/15/13                            1,162,260
     213,000    8.000%, 06/15/11                              217,260
   1,334,000    Leucadia National Corp.
                7.000%, 08/15/13                            1,347,340
     302,000    Omega Healthcare Investors, Inc.
                7.000%, 04/01/14                              305,020
     694,000    Senior Housing Properties Trust
                7.875%, 04/15/15                              733,905
                                                        -------------
                                                            3,765,785
                                                        -------------
                HEALTH CARE (1.1%)
     155,000    Alpharma, Inc.
                8.625%, 05/01/11                              166,625
     729,000    Ameripath, Inc.+
                10.500%, 04/01/13                             761,805
   1,503,000    Bausch & Lomb, Inc.
                7.125%, 08/01/28                            1,592,287
     534,000    Beverly Enterprises, Inc.
                7.875%, 06/15/14                              587,400
     711,000    MedCath Corp.
                9.875%, 07/15/12                              757,215
     356,000    Psychiatric Solutions, Inc.
                7.750%, 07/15/15                              368,460
   1,156,000    Quintiles Transnational Corp.
                10.000%, 10/01/13                           1,281,715
   1,512,000    Tenet Healthcare Corp.*+
                9.250%, 02/01/15                            1,440,180
     534,000    Valeant Pharmaceuticals International+
                7.000%, 12/15/11                              523,320
   1,156,000    Vanguard Health Systems, Inc.
                9.000%, 10/01/14                            1,210,910
                                                        -------------
                                                            8,689,917
                                                        -------------
                INDUSTRIALS (1.6%)
     391,000    Accuride Corp.
                8.500%, 02/01/15                              371,450
     445,000    Armor Holdings, Inc.+
                8.250%, 08/15/13                              482,825
     267,000    Columbus McKinnon Corp.*
                8.875%, 11/01/13                              269,670
     356,000    Commercial Vehicle Group, Inc.*
                8.000%, 07/01/13                              350,660
     534,000    Gardner Denver, Inc.*
                8.000%, 05/01/13                              558,030
     534,000    GATX Corp.
                8.875%, 06/01/09                              590,619
   1,156,000    General Cable Corp.
                9.500%, 11/15/10                            1,225,360
     227,000    Global Cash Access, Inc.
                8.750%, 03/15/12                              242,606
     525,000    Greenbrier Companies, Inc.
                8.375%, 05/15/15                              542,062
     889,000    Hutchison Whampoa, Ltd.*+
                6.250%, 01/24/14                              922,486
                JLG Industries, Inc.
     800,000    8.250%, 05/01/08                              856,000
     178,000    8.375%, 06/15/12+                             188,680
   1,868,000EUR Legrand Holding, SA
                11.000%, 02/15/13                           2,627,680
     605,000    Monitronics International, Inc.
                11.750%, 09/01/10                             598,194
     197,000    Orbital Sciences Corp.
                9.000%, 07/15/11                              214,238
   1,601,000    Terex Corp.
                7.375%, 01/15/14                            1,601,000
     477,000    United Agri Products, Inc.
                8.250%, 12/15/11                              503,235
     293,000    Wesco Distribution Inc.*+
                7.500%, 10/15/17                              294,099
                                                        -------------
                                                           12,438,894
                                                        -------------
                INFORMATION TECHNOLOGY (1.3%)
   1,601,000    Advanced Micro Devices, Inc.
                7.750%, 11/01/12                            1,609,005
     711,000    Celestica, Inc.+
                7.875%, 07/01/11                              707,445
     889,000    Flextronics International, Ltd.+
                6.500%, 05/15/13                              895,667
     889,000    Freescale Semiconductor, Inc.+
                7.125%, 07/15/14                              936,784

                                     Convertible Opportunities and Income Fund
                                         Schedule of Investments ANNUAL REPORT 9

               See accompanying Notes to Schedule of Investments.

Schedule of Investments

OCTOBER 31, 2005

    PRINCIPAL
     AMOUNT                                                 VALUE
------------------------------------------------------  -------------
$    356,000    Stratus Technologies, Inc.
                10.375%, 12/01/08                       $     361,340
   1,218,000    SunGard Data Systems Inc.*+
                9.125%, 08/15/13                            1,242,360
   1,067,000    Telcordia Technologies*
                10.000%, 03/15/13                             944,295
                Xerox Corp.
   1,690,000    8.000%, 02/01/27                            1,749,150
   1,245,000    7.625%, 06/15/13+                           1,313,475
                                                        -------------
                                                            9,759,521
                                                        -------------
                MATERIALS (1.7%)
                Aleris International, Inc.
     605,000    10.375%, 10/15/10                             663,988
     381,000    9.000%, 11/15/14                              390,525
     889,000    Equistar Chemicals, LP
                10.625%, 05/01/11                             973,455
   1,524,000    Freeport-McMoRan Copper & Gold, Inc.
                10.125%, 02/01/10                           1,684,020
   3,024,000    Georgia-Pacific Corp.+
                8.125%, 05/15/11                            3,296,160
   1,326,000    IPSCO, Inc.
                8.750%, 06/01/13                            1,471,860
     711,000    Neenah Paper, Inc.
                7.375%, 11/15/14                              664,785
     546,000    Pope & Talbot, Inc.
                8.375%, 06/01/13                              428,610
   1,423,000    Sealed Air Corp.*
                6.875%, 07/15/33                            1,447,663
     356,000    Texas Industries, Inc.*
                7.250%, 07/15/13                              372,020
                Union Carbide Corp.+
     711,000    7.500%, 06/01/25                              747,801
     551,000    7.875%, 04/01/23                              595,707
                                                        -------------
                                                           12,736,594
                                                        -------------
                TELECOMMUNICATION SERVICES (0.4%)
     356,000    IPCS Escrow Company
                11.500%, 05/01/12                             400,500
   1,779,000    Nextel Communications, Inc.+
                7.375%, 08/01/15                            1,884,530
     711,000    Syniverse Technologies, Inc.*
                7.750%, 08/15/13
                                                              719,888
                                                        -------------
                                                            3,004,918
                                                        -------------
                UTILITIES (0.1%)
     418,000    NRG Energy, Inc.
                8.000%, 12/15/13                              457,710
                                                        -------------
                TOTAL CORPORATE BONDS                     122,462,944
                                                        =============

  NUMBER OF
  CONTRACTS                                                 VALUE
--------------------------------------------------      -------------
OPTIONS (2.8%)
                CONSUMER DISCRETIONARY (0.2%)
       2,500    YUM! Brands, Inc.#
                Call, 01/20/07, Strike 50.00            $   1,737,500
                                                        -------------
                ENERGY (0.6%)
       1,500    Apache Corp.#
                Call, 01/20/07, Strike 60.00                1,935,000
       1,000    Patterson-UTI Energy, Inc.#
                Call, 01/20/07, Strike 25.00                1,165,000
       1,600    Transocean, Inc.#
                Call, 01/20/07, Strike 55.00                1,880,000
                                                        -------------
                                                            4,980,000
                                                        -------------
                HEALTH CARE (0.2%)
       1,200    UnitedHealth Group Incorporated#
                Call, 01/20/07, Strike 52.50                1,356,000
                                                        -------------
                INDUSTRIALS (0.1%)
       2,800    American Power Conversion Corp.#
                Call, 01/20/07, Strike 25.00                  616,000
                                                        -------------
                INFORMATION TECHNOLOGY (1.7%)
       1,800    Apple Computer, Inc.#
                Call, 01/20/07, Strike 37.50                4,320,000
         600    Electronic Arts, Inc.#
                Call, 01/20/07, Strike 70.00                  306,000
       3,000    Emulex Corp.#
                Call, 01/20/07, Strike 17.50                1,230,000
       4,400    Nokia Corp.#
                Call, 01/20/07, Strike 15.00                1,377,200
       1,800    Sandisk Corp.#
                Call, 01/20/07, Strike 30.00                5,688,000
                                                        -------------
                                                           12,921,200
                                                        -------------
                TOTAL OPTIONS                              21,610,700
                                                        -------------
                TOTAL SYNTHETIC CONVERTIBLE SECURITIES
                (Cost $132,559,583)                       144,073,644
                                                        =============

   NUMBER OF
    SHARES                                                 VALUE
-----------------------------------------------------  -------------
CONVERTIBLE PREFERRED STOCKS (34.0 % )
                CONSUMER DISCRETIONARY (0.2%)
      59,000    Ford Motor Company Capital Trust II
                6.500%                                   1,881,510
                                                        ----------
                CONSUMER STAPLES (3.5%)
   1,115,500    Albertson's, Inc. 7.250%                26,995,100
                                                        ----------
                ENERGY (4.7%)
     210,000    Amerada Hess Corp. 7.000%               22,377,600
      91,100    Chesapeake Energy Corp.*
                5.000%                                  13,255,050
                                                        ----------
                                                        35,632,650
                                                        ----------

               See accompanying Notes to Schedule of Investments.

   Convertible Opportunities and Income Fund
10 ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2005

   NUMBER OF
    SHARES                                                     VALUE
-----------------------------------------------------      -------------
                FINANCIALS (15.6%)
     530,000    Chubb Corp.
                7.000%                                     $  17,823,900
  16,000,000    Fortis, NV (Assurant)*
                7.750%                                        17,740,000
     250,000    Hartford Financial Services
                Group, Inc.
                7.000%                                        17,895,000
     240,000    Lazard Ltd.
                6.625%                                         6,117,600
     465,000    Lehman Brothers Holdings, Inc.

                6.250%                                        12,150,450
                Merrill Lynch & Company,
     190,000    Inc.
                6.750%                                         7,291,250
     225,000    Metlife, Inc.
                6.375%                                         6,153,750
     650,000    National Australia Bank, Ltd.

                7.875%                                        26,429,000
     150,000    Washington Mutual, Inc.
                5.375%                                         7,575,000
                                                           -------------
                                                             119,175,950
                                                           -------------
                HEALTH CARE (3.0%)
     305,000    Baxter International, Inc.
                3.500%                                        16,521,850
     120,000    Schering-Plough Corp.
                6.000%                                         6,326,400
                                                           -------------
                                                              22,848,250
                                                           -------------
                INDUSTRIALS (1.0%)
   2,500,000GBP BAE Systems, PLC
                7.750%                                         7,291,919
                                                           -------------
                UTILITIES (6.0%)
     410,000    AES Corp. Trust III
                6.750%                                        18,983,000
     350,000    CenterPoint Energy, Inc.
                2.000%                                        12,269,600
      65,000    Southern Union Company
                2.500%                                         3,214,250
     140,000    TXU Corp.
                4.060%                                        11,258,800
                                                           -------------
                                                              45,725,650
                                                           -------------
                TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost $223,128,429)                          259,551,029
                                                           =============
COMMON STOCK (2.0%)
                INFORMATION TECHNOLOGY (2.0%)
     772,965    Corning, Inc.#+
                (Cost $8,993,186)                             15,528,867
                                                           -------------

    PRINCIPAL
     AMOUNT                                                    VALUE
-----------------------------------------------------      -------------
SHORT-TERM INVESTMENT (2.6%)
$ 19,750,000    Citigroup, Inc.
                3.940%, 11/01/05
                (Cost $19,750,000)                            19,750,000
                                                           -------------

   NUMBER OF
    SHARES                                                      VALUE
-----------------------------------------------------      ----------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN
(18.0%)
 137,667,173    Bank of New York Institutional
                Cash Reserve Fund
                current rate 4.023%
                (Cost $137,667,173)                            137,667,173
                                                           ---------------
                TOTAL INVESTMENTS (162.9%)
                (Cost $1,175,512,382)                        1,245,649,444
                                                           ===============
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-18.0%)            (137,667,173)
                                                           ---------------
OTHER ASSETS, LESS LIABILITIES (5.3%)                           40,867,306
                                                           ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-50.2%)                                    (384,347,103)
                                                           ---------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                      $   764,502,474
                                                           ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market value for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities generally must be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At October 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $96,812,460 or 12.7% of net assets applicable to common shareholders.

+     Security, or portion of security, is on loan.

#     Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at October 31, 2005.

FOREIGN CURRENCY ABBREVIATIONS

CAD     Canadian Dollar
EUR     European Monetary Unit
GBP     British Pound Sterling

                 See accompanying Notes to Financial Statements.

                                    Convertible Opportunities and Income Fund
                                        Schedule of Investments ANNUAL REPORT 11

Statement of Assets and Liabilities

OCTOBER 31, 2005

ASSETS
Investments, at value* (cost $1,175,512,382)                                                                    $  1,245,649,444
Cash with custodian (interest bearing)                                                                                 1,584,081
Foreign currency (cost $97,903)                                                                                           97,903
Receivable for investments sold                                                                                       16,005,073
Accrued interest and dividends receivable                                                                             18,654,479
Unrealized appreciation on interest rate swaps                                                                        12,387,773
Prepaid expenses                                                                                                          83,774
Other assets                                                                                                              37,538
                                                                                                                ----------------
         Total assets                                                                                              1,294,500,065
                                                                                                                ----------------
LIABILITIES
Payable upon return of securities loaned                                                                             137,667,173
Payable for investments purchased                                                                                      7,194,311
Payable to investment advisor                                                                                            538,167
Payable to financial accountant                                                                                           11,139
Payable for deferred compensation to Trustees                                                                             37,538
Other accounts payable and accrued liabilities                                                                           202,160
                                                                                                                ----------------
         Total liabilities                                                                                           145,650,488
                                                                                                                ----------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 15,360 shares, including dividends payable                         384,347,103
                                                                                                                ----------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                                764,502,474
                                                                                                                ================
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 46,079,867 shares issued and outstanding                $    666,575,661
Undistributed net investment income (loss)                                                                               537,009
Accumulated net realized gain (loss) on investments, foreign currency transactions and interest rate swaps            14,851,218
Net unrealized appreciation (depreciation) on investments, foreign currency translation and interest rate swaps       82,538,586
                                                                                                                ----------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                           $    764,502,474
                                                                                                                ================
Net asset value per common share based on 46,079,867 shares issued and outstanding                              $          16.59
                                                                                                                ================

*     Includes $134,752,944 of securities loaned, at value.

                 See accompanying Notes to Financial Statements.

   Convertible Opportunities and Income Fund
12 ANNUAL REPORT Statement of Assets and Liabilities

Statement of Operations

YEAR ENDED OCTOBER 31, 2005

INVESTMENT INCOME
Interest                                                                                                        $     69,030,774
Dividends (net of foreign taxes withheld of $19,543)                                                                  13,921,042
Securities lending income                                                                                                542,259
                                                                                                                ----------------
         Total investment income                                                                                      83,494,075
                                                                                                                ----------------
EXPENSES
Investment advisory fees                                                                                               9,340,392
Financial accounting fees                                                                                                132,841
Auction agent and rating agency fees                                                                                   1,035,442
Printing and mailing fees                                                                                                219,803
Accounting fees                                                                                                          167,034
Audit and legal fees                                                                                                      95,911
Custodian fees                                                                                                            75,199
Transfer agent fees                                                                                                       48,290
Registration fees                                                                                                         40,836
Trustees' fees                                                                                                            28,553
Other                                                                                                                     55,061
                                                                                                                ----------------
         Total expenses                                                                                               11,239,362
         Less investment advisory fees waived                                                                         (2,918,872)
                                                                                                                ----------------
         Net expenses                                                                                                  8,320,490
                                                                                                                ----------------
         NET INVESTMENT INCOME (LOSS)                                                                                 75,173,585
                                                                                                                ================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY AND INTEREST RATE SWAPS
NET REALIZED GAIN (LOSS) FROM:
      Investments                                                                                                     26,674,170
      Foreign currency transactions                                                                                     (279,336)
      Interest rate swaps                                                                                                415,394

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
      Investments                                                                                                    (37,477,698)
      Foreign currency translation                                                                                        59,929
      Interest rate swaps                                                                                              9,145,057
                                                                                                                ----------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY AND INTEREST RATE SWAPS           (1,462,484)
                                                                                                                ================
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              73,711,101
                                                                                                                ================
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM

Net investment income                                                                                                 (8,732,689)
Capital gains                                                                                                         (2,857,443)
                                                                                                                ----------------
      NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS         $     62,120,969
                                                                                                                ================

                 See accompanying Notes to Financial Statements.

                                    Convertible Opportunities and Income Fund
                                        Statement of Operations ANNUAL REPORT 13

Statement of Changes in Net Assets

                                                                                                           Year Ended October 31,
                                                                                                            2005           2004
                                                                                                       -------------- -------------
OPERATIONS
Net investment income (loss)                                                                           $  75,173,585  $  83,577,716
Net realized gain (loss) from investments, foreign currency transactions and interest rate swaps          26,810,228     48,505,589
Change in net unrealized appreciation/depreciation on investments, foreign currency                      (28,272,712)   (25,142,077)
translation and interest rate swaps
Dividends to preferred shareholders from
  Net investment income                                                                                   (8,732,689)    (4,964,502)
  Capital gains                                                                                           (2,857,443)      (162,833)
                                                                                                       -------------  -------------
Net increase (decrease) in net assets applicable to common shareholders resulting from operations         62,120,969    101,813,893
                                                                                                       -------------  -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM
Net investment income                                                                                    (74,800,128)   (79,941,663)
Capital gains                                                                                            (54,850,485)   (19,991,745)
                                                                                                       -------------  -------------
Net decrease in net assets from distributions to common shareholders                                    (129,650,613)   (99,933,408)

CAPITAL STOCK TRANSACTIONS
Offering costs on preferred shares                                                                                --     (2,000,548)
Reinvestment of dividends resulting in the issuance of common stock                                       23,753,632     17,635,038
Net increase (decrease) in net assets from capital stock transactions                                     23,753,632     15,634,490
                                                                                                       -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                (43,776,012)    17,514,975
                                                                                                       -------------  -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period                                                                                      808,278,486    790,763,511
                                                                                                       -------------  -------------
End of period                                                                                          $ 764,502,474  $ 808,278,486
                                                                                                       =============  =============
Undistributed net investment income (loss)                                                             $     537,009  $   5,251,131


                 See accompanying Notes to Financial Statements.

   Convertible Opportunities and Income Fund
14 ANNUAL REPORT Statement of Changes in Net Assets

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. In computing the Fund's net asset value, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the midpoint of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds' may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

                                    Convertible Opportunities and Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 15

Notes to Financial Statements

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency appreciation and depreciation arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature,

   Convertible Opportunities and Income Fund
16 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting fixed income securities. Financial records are not adjusted for temporary differences.

Effective June 1, 2005, the Fund adopted a level rate monthly distribution to common shareholders, which may be modified by the Board of Trustees from time to time. Monthly distributions may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, distributions may include net realized long-term capital gains to the extent permitted by the 1940 Act.

In order to make these monthly distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Also, for purposes of maintaining level rate distributions the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of level rate distributions may increase transaction and tax costs associated with the Fund.

INDEMNIFICATIONS. Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through June 30, 2007) and to waive a declining amount for an additional three years (0.18% of the average weekly managed assets in 2008, 0.11% in 2009, and 0.04% in 2010).

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation, "combined assets" means the total average daily net assets of Calamos Investment Trust and Calamos Advisors Trust and the average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and liabilities and monitoring trustee deferred compensation plan accruals and valuations. The Fund will pay its pro rata share of the financial accounting service fee payable to Calamos Advisors based on the Fund's relative portion of combined assets.

Effective August 1, 2005 the Fund began reimbursing the advisor for a portion of the compensation paid to the Chief Compliance Officer of the Trust. This compensation is reported as part of "Other" expenses on the Statement of Operations.

Certain officers and Trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated Trustees serve without direct compensation from the Fund.

                                    Convertible Opportunities and Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 17

Notes to Financial Statements

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $37,538 are included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2005. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to Trustees" on the Statement of Assets and Liabilities at October 31, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 2005 were as follows:

Purchases               $865,204,866
Proceeds from sales      895,766,222

The following information is presented on an income tax basis as of October 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at October 31, 2005 was as follows:

Cost basis of investments                                 $1,183,618,930
                                                          --------------
Gross unrealized appreciation                                 96,515,609
Gross unrealized depreciation                                (34,485,095)
                                                          --------------
Net unrealized appreciation (depreciation)                $   62,030,514
                                                          ==============

NOTE 4 - INCOME TAXES

For the year ended October 31, 2005, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                                    $         --
Undistributed net investment income (loss)                            3,645,110
Accumulated net realized gain (loss) on investments, foreign
 currency transactions and interest rate swaps                       (3,645,110)

As of October 31, 2005, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $  14,782,592
Undistributed capital gains                        9,379,551
                                               -------------
Total undistributed earnings                      24,162,143
Accumulated capital and other losses                      --
Unrealized gains/(losses)                         74,166,404
                                               -------------
Total accumulated earnings/(losses)               98,328,547
Other                                               (401,734)
Paid-in capital                                  666,575,661
                                               =============
Net assets applicable to common shareholders   $ 764,502,474
                                               =============

   Convertible Opportunities and Income Fund
18 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

Distributions during the fiscal years ended October 31, 2005 and October 31, 2004 were characterized for income tax purposes as follows:

                                             2005                      2004
                                         -----------               ------------
DISTRIBUTIONS PAID FROM:
Ordinary income                          $84,592,513               $ 99,594,856
Long-Term capital gain                    56,322,944                  5,444,071

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 46,079,867 shares outstanding at October 31, 2005. Calamos Advisors owned 8,842 of the outstanding shares at October 31, 2005. Transactions in common shares were as follows:

                                                                 For the Year Ended         For the Year Ended
                                                                  October 31, 2005           October 31, 2004
                                                                 ------------------         -------------------
Beginning shares                                                     44,833,669                  43,904,538
Shares sold                                                                  --                          --
Shares issued through reinvestment of distributions                   1,246,198                     929,131
                                                                     ----------                  ----------
Ending shares                                                        46,079,867                  44,833,669
                                                                     ==========                  ==========

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2005.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

                                    Convertible Opportunities and Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 19

Notes to Financial Statements

NOTE 8 - PREFERRED SHARES

There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.90% to 3.90% for the year October 31, 2005. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as of October 31, 2005 were as follows:

                                                                                                                    UNREALIZED
                                 TERMINATION           NOTIONAL          FIXED RATE             FLOATING RATE      APPRECIATION
COUNTERPARTY                         DATE            AMOUNT (000)       (FUND PAYS)            (FUND RECEIVES)    (DEPRECIATION)
-------------                 -----------------      ------------       ------------           ---------------    --------------
Merrill Lynch                      July 3, 2006       $  65,000             1.91%               1 month LIBOR     $  1,222,457
Merrill Lynch                 November 28, 2006          60,000             2.82%               1 month LIBOR        1,152,133
Merrill Lynch                      July 3, 2007          65,000             2.33%               1 month LIBOR        2,557,703
Merrill Lynch                 November 28, 2007          60,000             3.26%               1 month LIBOR        1,740,390
Merrill Lynch                      July 3, 2008          70,000             2.69%               1 month LIBOR        3,706,790
Merrill Lynch                 November 28, 2008          60,000             3.60%               1 month LIBOR        2,008,300
                                                                                                                  ------------
                                                                                                                  $ 12,387,773
                                                                                                                  ============

   Convertible Opportunities and Income Fund
20 ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

NOTE 10 - SECURITIES LENDING

During the year ended October 31, 2005 the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2005, the Fund had securities valued at $134,752,944 that were on loan to broker-dealers and banks and $137,667,173 in cash or cash equivalent collateral.

                                    Convertible Opportunities and Income Fund
                                  Notes to Financial Statements ANNUAL REPORT 21

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                                                         June 26,
                                                                                               For the                    2002*
                                                                                             Year Ended                  through
                                                                                             October 31,               October 31,
                                                                                  ----------------------------------   -----------
                                                                                     2005       2004          2003         2002
                                                                                  ---------  ----------  -----------   -----------
Net asset value, beginnning of period                                             $   18.03  $  18.01    $   13.56     $   14.32(a)
                                                                                  ---------  --------    ---------     ---------
Income from investment operations:
  Net investment income (loss)                                                         1.65      1.91         1.77(b)       0.39(c)
                                                                                  ---------  --------    ---------     ---------
  Net realized and unrealized gain (loss) from investments, options, foreign
   currency and interest rate swaps                                                    0.03      0.52         4.38(b)      (0.77)
                                                                                  ---------  --------    ---------     ---------
Dividends to preferred shareholders from:
  Net investment income (common share equivalent basis)                               (0.19)    (0.11)       (0.06)        (0.01)
                                                                                  ---------  --------    ---------     ---------
  Capital gains (common share equivalent basis)                                       (0.06)       --(d)        --            --
                                                                                  ---------  --------    ---------     ---------
     Total from investment operations                                                  1.43      2.32         6.09         (0.39)
                                                                                  ---------  --------    ---------     ---------
Less dividends to common shareholders from :
  Net investment income                                                               (1.65)    (1.80)       (1.64)        (0.29)
                                                                                  ---------  --------    ---------     ---------
  Capital gains                                                                       (1.22)    (0.45)          --            --
                                                                                  ---------  --------    ---------     ---------
Capital charge resulting from issuance of common and preferred shares                    --     (0.05)          --(d)      (0.08)
                                                                                  ---------  --------    ---------     ---------
Net asset value, end of period                                                    $   16.59  $  18.03    $   18.01     $   13.56
                                                                                  ---------  --------    ---------     ---------
Market value, end of period                                                       $   19.52  $  20.50    $   19.60     $   14.20
                                                                                  ---------  --------    ---------     ---------
Total investment return based on (e):
  Net asset value                                                                      6.69%    12.65%       46.48%        (3.33)%
                                                                                  ---------  --------    ---------     ---------
  Market value                                                                        10.40%    17.69%       52.22%        (3.33)%
                                                                                  ---------  --------    ---------     ---------
Ratios and supplemental data:
Net assets applicable to common shareholders, end of period (000's omitted)       $ 764,502  $808,278    $ 790,764     $ 586,893
                                                                                  ---------  --------    ---------     ---------
Preferred shares, at redemption value ($25,000 per share liquidation preference)
 (000's omitted)                                                                  $ 384,000  $384,000    $ 204,000     $ 204,000
                                                                                  ---------  --------    ---------     ---------
Ratios to average net assets applicable to common shareholders:
  Net expenses(f)(g)                                                                   1.06%     1.00%        0.86%         0.79%
                                                                                  ---------  --------    ---------     ---------
  Gross expenses prior to waiver of expenses by the advisor (f)(g)                     1.43%     1.37%        1.18%         1.06%
                                                                                  ---------  --------    ---------     ---------
  Net investment income (loss) (f)(g)                                                  9.59%    10.56%       10.89%(b)      8.21%
                                                                                  ---------  --------    ---------     ---------
  Preferred share dividends(f)                                                         1.11%     0.65%        0.39%         0.23%
                                                                                  ---------  --------    ---------     ---------
  Net investment income (loss), net of preferred share dividends (f)                   8.48%     9.91%       10.50%(b)      7.98%
                                                                                  ---------  --------    ---------     ---------
Portfolio turnover rate                                                                  76%       54%          42%            2%
                                                                                  ---------  --------    ---------     ---------
Asset coverage per preferred share, at end of period (h)                          $  74,795  $ 77,624    $ 121,907     $  96,934
                                                                                  ---------  --------    ---------     ---------

*     Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Interest rate swap payment reclassed from net investment income (loss) to net realized and unrealized gain (loss) on investments, foreign currency and interest rate swaps.

(c)   Based on average shares method.

(d)   Amount equated to less than $0.005 per common share.

(e) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(f)   Annualized for periods less than one year.

(g)   Does not reflect the effect of dividend payments to Preferred
      Shareholders.

(h) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of Preferred Shares out- standing.

   Convertible Opportunities and Income Fund
22 ANNUAL REPORT Financial Highlights

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Convertible Opportunities and Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos

Convertible Opportunities and Income Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial highlights for the period ended October 31, 2002 were audited by other auditors whose report, dated December 16, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the Fund's custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the three years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ [DELOITTE & TOUCHE LLP]
Chicago, Illinois
December 16, 2005

                                    Convertible Opportunities and Income Fund
        Report of Independent Registered Public Accounting Firm ANNUAL REPORT 23

Tax Information (unaudited)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Fund hereby designates $56,322,944 as capital gain dividends for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates $2,367,279 or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2005.

Under Section 854(b)(2) of the Code, the Fund hereby designates 1.02% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2005.

   Convertible Opportunities and Income Fund
24 ANNUAL REPORT Tax Information

Trustee Approval of Management Agreement

The Board of Trustees of the Fund oversees the Fund's management and, as required by law, determines annually whether to continue the Fund's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager for the Fund.

In connection with their most recent consideration of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with representatives of Calamos Advisors' the Fund's operations and the nature and quality of the advisory and other services provided by Calamos Advisors to the Fund. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustee's responsibilities in evaluating the management agreement. In the course of their consideration of the agreement the Independent Trustees were advised by their counsel, and in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 30, 2005, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2006, subject to earlier termination as provided in the agreement.

In considering the continuation of the management agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Fund, taking into account the investment objective and strategy of the Fund and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Fund. The Trustees also considered other services provided to the Fund by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to the Fund were appropriate and consistent with the terms of the management agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Fund was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

PERFORMANCE

The Trustees considered the Fund's performance results over various time periods. They reviewed information comparing the Fund's performance with the performance of comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and with the Fund's benchmark. The Trustees noted that the Fund had less than three years of performance data, and thus did not have a long-term performance record. The Trustees concluded that given the short performance history, performance was not the most important factor in the Trustees' evaluation of the quality of services provided by Calamos Advisors under the management agreement.

                                    Convertible Opportunities and Income Fund
                       Trustee Approval of Management Agreement ANNUAL REPORT 25

Trustee Approval of Management Agreement

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS

The Trustees examined information on fees and expenses of the Fund in comparison to information for comparable funds as provided by Lipper. Also, the Trustees reviewed information on fees and expenses for additional funds identified by Calamos Advisors. The Trustees noted that the contractual rate of management fees for the Fund was greater than the median management fees of its Lipper peer group. They also noted, however, that the Fund's overall expense ratios were below the median expense ratios of its peer group.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the very competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Fund's investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and other business units. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors regarding the Fund in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances its sub-advisory, and in many instances its institutional separate account, fees for various investment strategies are lower than the management fees charged to the Fund, the Trustees noted that Calamos Advisors performs significant additional services for the Fund that it does not provide to those other clients, including oversight of the Funds' other service providers, trustee support, regulatory compliance and numerous other services.

Finally, the Trustees considered Calamos Advisors' financial condition, which they found to be sound.

The Trustees concluded that the management fee and other compensation payable by the Fund to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Fund's estimated overall expense ratios, taking into account quality of services provided by Calamos Advisors, the Fund's investment performance and the expense limitations agreed to by Calamos Advisors, were also reasonable.

ECONOMIES OF SCALE

In reviewing the Fund's fees and expenses, the Trustees examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund's fee structure. They noted that the Fund has had a relatively stable asset base since commencement of operations and that there do not appear to have been significant economies of scale realized since that time.

   Convertible Opportunities and Income Fund
26 ANNUAL REPORT Trustee Approval of Management Agreement

                                        Trustee Approval of Management Agreement

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Fund. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Fund therefor, the Fund and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees also considered Calamos Advisors' use of commissions to be paid by the Fund on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Fund and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Fund. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Fund's portfolio transactions, the Fund also benefits from the receipt of research products and services to be acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Fund's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Fund.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement was in the best interest of the Fund and its shareholders.

                                    Convertible Opportunities and Income Fund
                       Trustee Approval of Management Agreement ANNUAL REPORT 27

Trustees & Officers (unaudited)

The management of the Trust*, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2005, each Trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the Trustee first became a trustee of the Trust.

                                  POSITION(S) HELD WITH TRUST       NUMBER OF PORTFOLIOS
     NAME AND AGE AT                AND DATE FIRST ELECTED            IN FUND COMPLEX**  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
     OCTOBER 31, 2005               OR APPOINTED TO OFFICE           OVERSEEN BY TRUSTEE          AND OTHER DIRECTORSHIPS HELD
--------------------------- --------------------------------------- -------------------- -------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:
John P. Calamos, Sr., 65*** Trustee and President (since 2002)                14         President and CEO, Calamos Asset
                                                                                         Management, Inc. ("CAM"), Calamos Holdings
                                                                                         LLC ("CHLLC"), Calamos Advisors LLC and its
                                                                                         predecessor ("Calamos Advisors"), and
                                                                                         Calamos Financial Services LLC and its
                                                                                         predecessor ("CFS") Director, CAM

Nick P. Calamos, 44***      Trustee and Vice President (since 2002)           14         Senior Executive Vice President, CAM,
                                                                                         CHLLC, Calamos Advisors, and CFS Director,
                                                                                         CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:
Joe F. Hanauer, 68          Trustee (since 2002)                              14         Private Investor; Director, MAF Bancorp
                                                                                         (banking), Chairman and Director,
                                                                                         Homestore.com, Inc., (Internet provider of
                                                                                         real estate information and products);
                                                                                         Director, Combined Investments, L.P.
                                                                                         (investment management)

Weston W. Marsh, 55         Trustee (since 2002)                              14         Partner, Freeborn & Peters (law firm)

John E. Neal, 55            Trustee (since 2002)                              14         Private Investor; Managing Director, Bank
                                                                                         One Capital Markets, Inc. (investment
                                                                                         banking) (June 2004); Executive Vice
                                                                                         President and Head of Real Estate
                                                                                         Department, Bank One (1998-2000); Director,
                                                                                         The Brickman Group, Ltd. (landscaping
                                                                                         company)

William R. Rybak, 54        Trustee (since 2002)                              14         Private investor; formerly Executive Vice
                                                                                         President and CFO, Van Kampen Investments,
                                                                                         Inc. (investment management) prior thereto;
                                                                                         Director, Howe Barnes Investments
                                                                                         (investment services firm); Director,
                                                                                         Private Bancorp, Inc.

Stephen B. Timbers, 61      Trustee (since 2004)                              14         Private investor; formerly Vice Chairman,
                                                                                         Northern Trust Corporation (bank holding
                                                                                         company); President and Chief Executive
                                                                                         Officer, Northern Trust Global Investments,
                                                                                         N.A. (investment management); formerly
                                                                                         President, Northern Trust Global
                                                                                         Investments, a division of Northern Trust
                                                                                         Corporation, and Executive Vice President,
                                                                                         The Northern Trust Corporation; Trustee,
                                                                                         Northern Mutual Fund Complex+ (registered
                                                                                         investment companies)

*     The Trust is defined as the CALAMOS Convertible Opportunities and Income
      Fund.

** The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund and CALAMOS Global Total Return Fund.

*** John P. Calamos and Nick P. Calamos are Trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

+     Overseeing 53 portfolios in fund complex.

   Convertible Opportunities and Income Fund
28 ANNUAL REPORT Trustees & Officers

                                                 Trustees & Officers (unaudited)

OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of October 31, 2005 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

                            POSITION(S) HELD WITH TRUST AND                            PRINCIPAL OCCUPATION(S)
    NAME AND AGE AT             DATE FIRST ELECTED OR                                    DURING PAST 5 YEARS
    OCTOBER 31, 2005             APPOINTED TO OFFICE                                 AND OTHER DIRECTORSHIPS HELD
------------------------ ------------------------------------- ---------------------------------------------------------------------
Nimish S. Bhatt, 42      Treasurer (since 2004)                Senior Vice President and Director of Operations, CAM, CHLLC, and
                                                               Calamos Advisors (since 2004); Senior Vice President, Alternative
                                                               Investments and Tax Services of BISYS, prior thereto

Patrick H. Dudasik, 50   Vice President (since 2002)           Executive Vice President, Chief Financial Officer and Administrative
                                                               Officer, and Treasurer of CAM and CHLLC (since 2004), Calamos
                                                               Advisors and CFS (since 2001); Chief Financial Officer, David Gomez and Assoc., Inc. (1998-2001); and Chief Financial Officer, Scudder
                                                               Kemper Investments, Inc., prior thereto

James S. Hamman, Jr., 36 Secretary (since 2002)                Executive Vice President, Secretary, and General Counsel, CAM and
                                                               CHLLC (since 2004), Calamos Advisors and CFS (since 1998)

Moses Kovalchuk, 38      Assistant Treasurer (since 2005)      Vice President of Mutual Fund Operations, Calamos (since 2005); Vice
                                                               President of Fund Accounting, J.P. Morgan Chase (2002-2005); Vice
                                                               President of Fund Accounting, Deutsche Asset Management (2000-2002)

Kevin S. Woodard, 39     Assistant Secretary (since 2005)      Senior Vice President and Associate General Counsel, Calamos (since
                                                               2005); Vice President and Counsel, Fifth Third Bank (1997-2005).

Mark Mickey, 54          Chief Compliance Officer (since 2005) Chief Compliance Officer, Calamos (since 2005); Director of Risk
                                                               Assessment and Internal Audit, Calamos (2003-2005); President, Mark
                                                               Mickey Consulting (2002- 2003); Executive Vice President and Head of
                                                               Compliance, ABN AMRO, Inc., prior thereto

The Fund's statement of additional information contains additional information about the Trustees and is available free of charge upon request by calling Calamos Investments at (800) 582-6959.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 2020 Calamos Court, Naperville, IL 60563-2787.

                                    Convertible Opportunities and Income Fund
                                            Trustees & Officers ANNUAL REPORT 29

                          [CALAMOS INVESTMENTS GRAPH]

     Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-1463 |
     800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 and by visiting the SEC's Web site at www.sec.gov. The Fund's proxy voting record for the twelve month period ended June 30, 2005, is also available free of charge upon request by calling or writing Calamos Investments and by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

On May 3, 2005, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte and Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

               (C) 2005 Calamos Holdings LLC. All Rights Reserved.
     Calamos (R), CALAMOS INVESTMENTS (R), Strategies for Serious Money (R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CHIANR 1790 2005

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has three audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, Stephen B. Timbers and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fee - $30,500 and $34,717 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $29,917 and $27,192 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

    There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the investment adviser that are reasonably related to the performance of the audit of the registrant's financial statements that were required to be pre-approved by the audit committee.

(c) Tax Fees - $6,079 and $4,850 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $7,500 and $35,542 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph
(a)-(c) of this Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-

(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $13,579 and $40,392 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $58,000 and $31,256 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser.

The registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak and Stephen B. Timbers.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                       (c) TOTAL
                                                       NUMBER OF        (d) MAXIMUM
                                                       SHARES (OR       NUMBER (OR
                                              (b)        UNITS)         APPROXIMATE
                                            AVERAGE   PURCHASED AS   DOLLAR VALUE) OF
                              (a) TOTAL      PRICE      PART OF      SHARES (OR UNITS)
                              NUMBER OF    PAID PER     PUBLICLY      THAT MAY YET BE
                              SHARES (OR     SHARE     ANNOUNCED      PURCHASED UNDER
                                UNITS)        (OR       PLANS OR       THE PLANS OR
           PERIOD             PURCHASED      UNIT)      PROGRAMS         PROGRAMS
           ------             ----------   --------   ------------   -----------------
May 1 to May 31                  N/A          N/A         N/A               N/A
June 1 to June 30                N/A          N/A         N/A               N/A
July 1 to July 31                N/A          N/A         N/A               N/A
August 1 to August 31            N/A          N/A         N/A               N/A
September 1 to September 30      N/A          N/A         N/A               N/A
October 1 to October 31          N/A          N/A         N/A               N/A
                                 ---          ---         ---               ---
Total                            N/A          N/A         N/A               N/A
                                 ===          ===         ===               ===

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 21, 2005

By: /s/ Patrick H. Dudasik
    ---------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 21, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  December 21, 2005

By: /s/ Patrick H. Dudasik
    ---------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  December 21, 2005